CAPITAL WORLD GROWTH AND INCOME FUND, INC.

                                     Part B
                      Statement of Additional Information

                              February 1, 2004
                       (as amended March 1, 2004)


This document is not a prospectus but should be read in conjunction with the current prospectus of Capital World Growth and Income Fund (the "fund or "WGI") dated February 1, 2004. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                   Capital World Growth and Income Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        7
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .       10
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       24
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       30
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       33
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       37
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       41
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       41
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       43
Shareholder Account Services and Privileges . . . . . . . . . . . .       45
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       48
General Information . . . . . . . . . . . . . . . . . . . . . . . .       49
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       52
Financial Statements




                 Capital World Growth and Income Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

..    The fund may invest up to 10% of its assets in straight debt securities
     (i.e., not convertible into equity) rated Baa or below by Moody's Investors Service, Inc. ("Moody's") and BBB or below by Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality.

..    The fund may invest up to 5% of its assets in straight debt securities
     (i.e., not convertible into equity) rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality.

..    For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the United States. Securities denominated in U.S. dollars include American Depositary Receipts ("ADRs"), certain European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


                 Capital World Growth and Income Fund - Page 2

DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes, political and corporate developments and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


                 Capital World Growth and Income Fund - Page 3

Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the United States may involve additional risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund invests in securities of issuers in developing countries to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


DEPOSITARY RECEIPTS - ADRs, in registered form, are designed for use in the U.S. securities markets and are generally dollar denominated. EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated. GDRs, in bearer form, primarily are designed for use in the European and the U.S. securities markets, and may be dollar denominated. Depositary receipts represent and may be converted into the underlying foreign security.


CURRENCY TRANSACTIONS - The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


                 Capital World Growth and Income Fund - Page 4

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in securities issued by real estate investment trusts ("REITs"), which are pooled investment vehicles that primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature,


                 Capital World Growth and Income Fund - Page 5 or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 27% and 32%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal years.


                 Capital World Growth and Income Fund - Page 6

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

3. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from engaging in currency-related options and forward or futures contracts);

4. Invest 25% or more of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration;

5. Invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days or securities traded outside the U.S. for which there is no recognized exchange or active and substantial over-the-counter market) or engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

6.   Invest in companies for the purpose of exercising control or management;

7. Make loans to others except for (a) purchasing debt securities; (b) entering into repurchase agreements; and (c) loaning portfolio securities;

8. Issue senior securities, except as permitted under the Investment Company Act of 1940 as amended (the (Alpha)1940 Act^);

9. Borrow money, except from banks for temporary purposes in an amount not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for


                 Capital World Growth and Income Fund - Page 7 such borrowing falls below 300%, the fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage;

10. Pledge or hypothecate assets in excess of one-third of the fund's total assets; or

11. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (except for currency options).

For the purposes of Investment Restriction number 7, the fund does not currently intend to engage in an ongoing or regular securities lending program or invest in securities or other instruments backed by real estate.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund does not currently intend (at least for the next 12 months) to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2. The fund does not currently intend (at least for the next 12 months) to purchase securities on margin, except that margin payments in connection with currency-related transactions shall not constitute purchasing securities on margin.

3. The fund does not currently intend (at least for the next 12 months) to purchase the securities of any issuer (other than securities issued or guaranteed by the governments of any country or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

4. The fund does not currently intend (at least for the next 12 months) to invest in oil, gas, or other mineral exploration or development programs or leases.

5. The fund does not currently intend (at least for the next 12 months) to purchase the securities of any issuer if officers and Directors of the fund, its investment adviser or principal underwriter individually own more than ^ of 1% of such issuer's securities, and together own more than 5% of such issuer's securities.

6. The fund does not currently intend (at least for the next 12 months) to invest more than 5% of its net assets, valued at the lower of cost or market at the time of purchase, in warrants, including not more than 2% of such net assets in warrants that are not listed on a major stock exchange. However, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.

7. Although the fund has no current intention of purchasing securities of other investment companies (at least for the next 12 months), it has the ability to invest up to 5% of its total assets in shares of closed-end investment companies. Additionally, the fund would not acquire more than 3% of the outstanding voting securities of any one closed-end investment company. (To the extent that the fund invests in another investment company, it would pay an investment advisory fee in addition to the fee paid to the investment adviser.) Notwithstanding this restriction, the fund may invest in securities of other managed investment companies if deemed advisable by its


                 Capital World Growth and Income Fund - Page 8 officers in connection with the administration of a deferred compensation plan adopted by Directors and to the extent such investments are allowed by an exemptive order granted by the U.S. Securities and Exchange Commission.

8. The fund does not currently intend (at least for the next 12 months) to invest more than 5% of its net assets in restricted securities (excluding Rule 144A securities and 4(2) commercial paper).

9. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5% of its net assets.


                 Capital World Growth and Income Fund - Page 9

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS


                                     YEAR FIRST                                        NUMBER OF BOARDS
                        POSITION      ELECTED                                           WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING    COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE         FUND     OF THE FUND/1/            PAST 5 YEARS               DIRECTOR SERVES          BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director       1993        Private investor; former                  19            Ducommun Incorporated;
 Christie                                           President and CEO, The Mission                          IHOP Corporation;
 Age: 70                                            Group (non-utility holding                              Southwest Water
                                                    company, subsidiary of Southern                         Company;
                                                    California Edison Company)                              Valero L.P.
-----------------------------------------------------------------------------------------------------------------------------------
 Merit E. Janow          Director       2001        Professor, Columbia University,            2            None
 Age: 45                                            School of International and
                                                    Public Affairs
-----------------------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila     Director       1993        Private investor; Chairman of              5            None
 Age: 49                                            the Board and CEO, Ladera
                                                    Management Company (venture
                                                    capital and agriculture);
                                                    former owner and President,
                                                    Energy Investment, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Gail L. Neale           Director       1993        President, The Lovejoy                     5            None
 Age: 68                                            Consulting Group, Inc. (a pro
                                                    bono consulting group advising
                                                    nonprofit organizations)
-----------------------------------------------------------------------------------------------------------------------------------
 Robert J. O'Neill,      Director       1993        Deputy Chairman of the Council             3            None
 Ph.D.                                              and Chairman of the
 Age: 67                                            International Advisory Panel,
                                                    Graduate School of Government,
                                                    University of Sydney,
                                                    Australia; Member of the Board
                                                    of Directors, The Lowy
                                                    Institute for International
                                                    Policy Studies, Sydney,
                                                    Australia; Chairman of the
                                                    Council, Australian Strategic
                                                    Policy Institute; former
                                                    Chichele Professor of the
                                                    History of War and Fellow, All
                                                    Souls College, University of
                                                    Oxford; former Chairman of the
                                                    Council, International
                                                    Institute for Strategic Studies
-----------------------------------------------------------------------------------------------------------------------------------
 Donald E. Petersen      Director       1993        Retired; former Chairman of the            2            None
 Age: 77                                            Board and CEO, Ford Motor
                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
 Stefanie Powers         Director    1993-1996      Actor, Producer; Co-founder and            2            None
 Age: 61                                1997        President, The William Holden
                                                    Wildlife Foundation;
                                                    conservation consultant, Land
                                                    Rover and Jaguar North America;
                                                    author of The Jaguar
                                                    Conservation Trust
-----------------------------------------------------------------------------------------------------------------------------------
 Steadman Upham          Director       2001        President and University                   2            None
 Age: 54                                            Professor of Archaeology,
                                                    Claremont Graduate University
-----------------------------------------------------------------------------------------------------------------------------------
 Charles Wolf, Jr.,      Director       1993        Senior Economic Adviser and                2            None
 Ph.D.                                              Corporate Fellow in
 Age: 79                                            International Economics, The
                                                    RAND Corporation; former Dean,
                                                    The RAND Graduate School
-----------------------------------------------------------------------------------------------------------------------------------




                 Capital World Growth and Income Fund - Page 10

                 Capital World Growth and Income Fund - Page 11

                                                  PRINCIPAL OCCUPATION(S) DURING
                                    YEAR FIRST           PAST 5 YEARS AND
                                     ELECTED              POSITIONS HELD            NUMBER OF BOARDS
                      POSITION      A DIRECTOR       WITH AFFILIATED ENTITIES        WITHIN THE FUND
                      WITH THE    AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE         FUND      OF THE FUND/1/            OF THE FUND              DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4//,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Gina H. Despres      Chairman         1999        Senior Vice President,                   4           None
 Age: 62              of the                       Capital Research and
                      Board and                    Management Company; Vice
                      Director                     President, Capital Strategy
                                                   Research, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Vice             1993        Executive Vice President and            17           None
 Jr.                  Chairman                     Director, Capital Research
 Age: 55              of the                       and Management Company;
                      Board and                    Director, The Capital Group
                      Director                     Companies, Inc.*; Director,
                                                   American Funds Distributors,
                                                   Inc.*
-----------------------------------------------------------------------------------------------------------------------------------





                                                                                  PRINCIPAL OCCUPATION(S) DURING
                           POSITION         YEAR FIRST ELECTED                    PAST 5 YEARS AND POSITIONS HELD
                           WITH THE             AN OFFICER                           WITH AFFILIATED ENTITIES
   NAME AND AGE              FUND             OF THE FUND/1/                 OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Stephen E.               President                1993         Senior Vice President, Capital Research Company*
 Bepler
 Age: 61
-----------------------------------------------------------------------------------------------------------------------------------
 Gregg E. Ireland      Executive Vice              1999         Senior Vice President, Capital Research and Management Company
 Age: 54                  President
-----------------------------------------------------------------------------------------------------------------------------------
 Mark E. Denning         Senior Vice               1993         Director, Capital Research and Management Company; Director, The
 Age: 46                  President                             Capital Group Companies, Inc.*; Senior Vice President, Capital
                                                                Research Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Jeanne K.              Vice President             2001         Senior Vice President, Capital Research Company*
 Carroll
 Age: 55
-----------------------------------------------------------------------------------------------------------------------------------
 Timothy P. Dunn        Vice President             2003         Vice President, Capital Research and Management Company; Senior
 Age: 42                                                        Vice President, Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Carl M. Kawaja         Vice President             1997         Senior Vice President , Capital Research Company*; Director,
 Age: 39                                                        Capital International, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Andrew B. Suzman       Vice President             2003         Executive Vice President and Director, Capital Research Company;
 Age: 36                                                        Director, Capital International Research, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Stephen T.             Vice President             2001         Senior Vice President, Capital Research Company*
 Watson
 Age: 48
-----------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti         Secretary                1993         Vice President - Fund Business Management Group, Capital Research
 Age: 47                                                        and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey P. Regal         Treasurer                2003         Vice President - Fund Business Management Group, Capital Research
 Age: 32                                                        and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Valerie Y. Lewis    Assistant Secretary           2003         Fund Boards Specialist, Capital Research and Management Company
 Age: 47
-----------------------------------------------------------------------------------------------------------------------------------
 Sheryl F.           Assistant Treasurer           2003         Vice President - Fund Business Management Group, Capital Research
 Johnson                                                        and Management Company
 Age: 35
-----------------------------------------------------------------------------------------------------------------------------------





                 Capital World Growth and Income Fund - Page 12

* Company affiliated with Capital Research and Management Company.
1 Directors and officers of the fund serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlyinig investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                 Capital World Growth and Income Fund - Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2003


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 H. Frederick Christie       $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Merit E. Janow              $10,001 - $50,000           $10,001 - $50,000
-------------------------------------------------------------------------------
 Mary Myers Kauppila                None                   Over $100,000
-------------------------------------------------------------------------------
 Gail L. Neale                 Over $100,000               Over 100,000
-------------------------------------------------------------------------------
 Robert J. O'Neill                  None                       None
-------------------------------------------------------------------------------
 Donald E. Petersen                 None                       None
-------------------------------------------------------------------------------
 Stefanie Powers                    None                   Over $100,000
-------------------------------------------------------------------------------
 Steadman Upham              $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 Charles Wolf, Jr.             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Gina H. Despres               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.            Over $100,000               Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION - No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $16,000 to Directors who are not affiliated with the investment adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the investment adviser.


                 Capital World Growth and Income Fund - Page 14

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED NOVEMBER 30, 2003


                                                                                                             TOTAL COMPENSATION
                                                                              AGGREGATE COMPENSATION             (INCLUDING
                                                                              (INCLUDING VOLUNTARILY        VOLUNTARILY DEFERRED
                                                                             DEFERRED COMPENSATION/1/)        COMPENSATION/1/)
                                   NAME                                            FROM THE FUND         FROM ALL FUNDS MANAGED BY
--------------------------------------------------------------------------------------------------------    CAPITAL RESEARCH AND
                                                                                                                 MANAGEMENT
                                                                                                        COMPANY OR ITS AFFILIATES/2/
                                                                                                        ----------------------------
 H. Frederick Christie/3/                                                             $23,500                     $242,035
------------------------------------------------------------------------------------------------------------------------------------
 Merit E. Janow                                                                        23,500                       45,000
------------------------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila/3/                                                                23,500                      132,000
------------------------------------------------------------------------------------------------------------------------------------
 Gail L. Neale                                                                         22,500                       96,500
------------------------------------------------------------------------------------------------------------------------------------
 Robert J. O'Neill                                                                     23,500                       55,000
------------------------------------------------------------------------------------------------------------------------------------
 Donald E. Petersen/3/                                                                 23,000                       45,000
------------------------------------------------------------------------------------------------------------------------------------
 Stefanie Powers                                                                       20,000                       39,000
------------------------------------------------------------------------------------------------------------------------------------
 Steadman Upham/3/                                                                     24,000                       46,000
------------------------------------------------------------------------------------------------------------------------------------
 Charles Wolf, Jr.                                                                     23,500                       45,000
------------------------------------------------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Directors. Compensation for the fiscal year ended November 30, 2003 includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlyinig investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Directors is as follows: H. Frederick Christie ($144,823), Mary Myers Kauppila ($283,730), Donald E. Petersen ($80,374) and Steadman Upham ($53,450). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of January 1, 2004, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS - The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on November 4, 1992. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the fund's business and affairs are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


                 Capital World Growth and Income Fund - Page 15

Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's retirement plan prospectus and retirement plan statement of additional information.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any Director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Directors, as though the fund were a common-law trust. Accordingly, the Directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.


COMMITTEES OF THE BOARD OF DIRECTORS - The fund has an Audit Committee comprised of H. Frederick Christie, Merit E. Janow, Mary Myers Kauppila, Robert J. O'Neill, Steadman Upham and Charles Wolf, Jr., none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's


                 Capital World Growth and Income Fund - Page 16 principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Four Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of H. Frederick Christie, Merit E. Janow, Mary Myers Kauppila, Gail L. Neale, Robert J. O'Neill, Donald E. Petersen, Stefanie Powers, Steadman Upham and Charles Wolf, Jr., none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of Gail L. Neale, Donald E. Petersen, Stefanie Powers and Steadman Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Two Nominating Committee meetings were held during the 2003 fiscal year.


The fund has a Proxy Committee comprised of H. Frederick Christie, Merit E. Janow, Mary Myers Kauppila, Gail L. Neale, Robert J. O'Neill, Donald E. Petersen, Stephanie Powers, Steadman Upham and Charles Wolf, Jr., none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's functions include reviewing procedures and policies for voting proxies of companies held in the fund's portfolio, monitoring certain contested proxy voting issues, and discussing related current issues. Two Proxy Committee meetings were held during the 2003 fiscal year.


                 Capital World Growth and Income Fund - Page 17

PRINCIPAL FUND SHAREHOLDERS - The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on January 1, 2004:



                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class A        19.32%
 201 Progress Pkwy.                                  Class B        11.24
 Maryland Heights, MO  63043-3009
----------------------------------------------------------------------------
 MLPF&S For the Sole Benefit of Its Customers        Class B         6.42
 4800 Deer Lake Drive E., Fl. 2                      Class C        16.68
 Jacksonville, FL  32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets Inc.                       Class B         5.45
 333 W. 34th Street                                  Class C        11.19
 New York, NY  10001-2402
----------------------------------------------------------------------------
 Charles Schwab & Co. Inc.                           Class F        10.34
 101 Montgomery St.
 San Francisco, CA  94104-4122
----------------------------------------------------------------------------



INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until November 30, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written


                 Capital World Growth and Income Fund - Page 18 notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In considering the renewal of the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors.


At its most recent meeting, the Committee gave consideration to a wide variety of factors, including, among others, the fund's relatively favorable investment results, both on an absolute basis and relative to select indexes and to other mutual funds with similar investment objectives; the fact that the fund's advisory fees and overall expense ratios were among the lowest of its peer group; the various management and administrative services provided by the investment adviser; the financial results of the investment adviser; and the strength, reputation, quality and depth of experience of the investment adviser and its investment and administrative personnel. The Committee's action in recommending approval of the Agreement reflects the Committee's determination that the advisory fees and other expenses paid by the fund are fair and that shareholders have received reasonable value in return for such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the investment adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.60% of the first $500 million of average net assets; 0.50% of such assets in excess of $500 million but not exceeding $1 billion; 0.46% of such assets in excess of $1 billion but not exceeding $1.5 billion; 0.43% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.41% of such assets in excess of $2.5 billion but not exceeding $4 billion; 0.40% of such assets in excess of $4 billion but not exceeding $6.5 billion; 0.395% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; 0.39% of such assets in excess of $10.5 billion but not exceeding $17 billion; and 0.385% of such assets in excess of $17 billion.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must


                 Capital World Growth and Income Fund - Page 19 be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended November 30, 2003, 2002 and 2001, the investment adviser received from the fund advisory fees of $50,748,000, $44,829,000 and $45,794,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F and 529 shares will continue in effect until October 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each share class, as applicable.


                 Capital World Growth and Income Fund - Page 20

During the 2003 fiscal period, administrative services fees were:

                                                                           ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------------------------------------
                              CLASS C                                               $545,000
------------------------------------------------------------------------------------------------------------
                              CLASS F                                                440,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-A                                               85,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-B                                               21,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-C                                               33,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-E                                                4,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-F                                                1,000
------------------------------------------------------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


                 Capital World Growth and Income Fund - Page 21

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR

                                                                    REVENUE          COMPENSATION

                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2003            $9,959,000          $44,742,000
                                                  2002             4,733,000           21,525,000
                                                  2001             3,830,000           17,529,000
                 CLASS B                          2003             1,025,000            8,607,000
                                                  2002               885,000            4,509,000
                                                  2001               642,000            3,222,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2003               266,000            1,267,000
                                                  2002               142,000              666,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2003                62,000              374,000
                                                  2002                29,000              211,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: quality shareholder services; savings to the fund in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of


                 Capital World Growth and Income Fund - Page 22 the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.


                 Capital World Growth and Income Fund - Page 23

During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $28,180,000                 $5,984,000
------------------------------------------------------------------------------
        CLASS B                   3,157,000                    496,000
------------------------------------------------------------------------------
        CLASS C                   2,988,000                    701,000
------------------------------------------------------------------------------
        CLASS F                     622,000                    218,000
------------------------------------------------------------------------------
      CLASS 529-A                    71,000                     15,000
------------------------------------------------------------------------------
      CLASS 529-B                   101,000                     16,000
------------------------------------------------------------------------------
      CLASS 529-C                   163,000                     36,000
------------------------------------------------------------------------------
      CLASS 529-E                    14,000                      5,000
------------------------------------------------------------------------------
      CLASS 529-F                     2,000                      1,000
------------------------------------------------------------------------------


OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.

As of January 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

         1717 Capital Management Company
         A. G. Edwards & Sons, Inc.
         AIG/SunAmerica Group
         American General/Franklin Financial
         Ameritas/The Advisors Group
         AXA Advisors, LLC
         Baird/NMIS Group
         Cadaret, Grant & Co., Inc.
         Cambridge Investment Research, Inc.
         Capital Analysts, Inc.
         Commonwealth Financial Network
         Cuna Brokerage Services, Inc.
         Deutsche Bank Securities Inc.
         Edward Jones
         Ferris, Baker Watts, Inc.
         GE Independent Accountant Network
         Hefren-Tillotson, Inc.
         Hornor, Townsend & Kent, Inc.
         ING Advisors Network
         InterSecurities, Inc.
         Investacorp, Inc.
         Janney Montgomery Scott LLC
         Jefferson Pilot Securities Corporation
         JJB Hilliard/PNC Bank
         Legg Mason Wood Walker, Inc.
         Lincoln Financial Advisors Corporation
         Linsco/Private Ledger Corp.
         McDonald Investments/Society National Bank
         Merrill Lynch, Pierce, Fenner & Smith Inc.
         Metlife Enterprises
         MML Investors Services, Inc.
         Morgan Keegan & Company, Inc.
         NatCity Investment, Inc.
         National Planning Holdings
         NFP Securities, Inc.
         PacLife Group
         Park Avenue Securities LLC
         Princor/PPI
         ProEquities, Inc.
         Raymond James Group
         RBC Dain Rauscher Inc.
         Securian/C.R.I.
         Securities Service Network Inc.
         Signator Investors, Inc.
         Smith Barney
         Stifel, Nicolaus & Company, Inc.
         The O.N. Equity Sales Company
         UBS Financial Services Inc.
         US Bancorp Piper Jaffray Group
         Wachovia Group
         WS Griffith Securities, Inc.



                          TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


                 Capital World Growth and Income Fund - Page 24

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses,


                 Capital World Growth and Income Fund - Page 25 referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of


                 Capital World Growth and Income Fund - Page 26 any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (maximum 20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS - Fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend". Only fund dividends derived from qualified corporation dividends paid to the fund after December 31, 2002, and held by the fund for the appropriate holding period, will be distributed to shareholders as "qualified dividends". Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a "qualified dividend". If a shareholder meets the requisite holding period requirement, "qualified dividends" are taxable at a maximum tax rate of 15%.


                 Capital World Growth and Income Fund - Page 27

     CAPITAL GAINS - Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain distribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of 20%, while the portion of a capital gain distribution realized by the fund on or after May 6, 2003 is subject to a maximum tax rate of 15%. The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 15% rate. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification


                 Capital World Growth and Income Fund - Page 28 numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                 Capital World Growth and Income Fund - Page 29

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                adviser or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial adviser or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------





                 Capital World Growth and Income Fund - Page 30

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are available only to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares generally are not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are offered only in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all American Funds, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in the American Funds. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.



                 Capital World Growth and Income Fund - Page 31

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409




                 Capital World Growth and Income Fund - Page 32

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE.


The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:


     .investments in Class A shares made by endowments or foundations with $50 million or more in assets;

     .investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and


                 Capital World Growth and Income Fund - Page 33

     .Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales Charge Reductions and Waivers."

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


                 Capital World Growth and Income Fund - Page 34

In addition, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of


                 Capital World Growth and Income Fund - Page 35 reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES


Year of redemption:                 1     2     3     4     5     6     7+
Contingent deferred sales charge:   5%    4%    4%    3%    2%    1%    0%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS 529-E AND CLASS F SALES CHARGE - Class 529-E and F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. If the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended. If that happened, no further conversions of Class B or C


                 Capital World Growth and Income Fund - Page 36 shares would occur while such suspension remained in effect, and at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, holdings in Endowments (shares of which may be owned only by tax-exempt organi-


                 Capital World Growth and Income Fund - Page 37 zations) and any individual investments in American Legacy variable annuity contracts and variable life insurance policies (American Legacy, American Legacy II and American Legacy III, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;


                 Capital World Growth and Income Fund - Page 38

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. Direct purchases of American Funds money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.


                 Capital World Growth and Income Fund - Page 39

(3) Redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     .in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits


                 Capital World Growth and Income Fund - Page 40 the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above). No dealer commissions will be paid on rollovers to American Funds money market funds.


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous


                 Capital World Growth and Income Fund - Page 41 day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund


                 Capital World Growth and Income Fund - Page 42 portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     -- Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     --    Requests must be signed by the registered shareholder(s).

     --    A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);
             or


                 Capital World Growth and Income Fund - Page 43

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     -- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     -- You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     -- Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     --   Checks must be made payable to the registered shareholder(s).

     -- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     -- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     -- You may establish check writing privileges using an account application.

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day


                 Capital World Growth and Income Fund - Page 44 following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid by the 529 share classes will be automatically reinvested.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the


                 Capital World Growth and Income Fund - Page 45 same share class into other American Funds at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other American Funds within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer or financial adviser, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. For more information, see "Telephone and Internet Purchases, Redemptions and Exchanges" below. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of Shares" above). THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to


                 Capital World Growth and Income Fund - Page 46 four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of the American Funds under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per


                 Capital World Growth and Income Fund - Page 47 share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS


The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.



Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $15,751,000, $16,408,000 and $18,877,000, respectively.


The fund is required to disclose information regarding investments in the securities of its "regular" investment dealers (or parent companies of its regular investment dealers) that derive more than 15% of their revenue from investment dealer, underwriter or investment adviser activities. A regular investment dealer is: (1) one of the 10 investment dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the 10 investment dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (3) one of the 10 investment dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the


                 Capital World Growth and Income Fund - Page 48 fund's most recent fiscal year, the fund held equity securities of A.B.N. AMRO Bank NV in the amount of $139,154,000, J.P. Morgan Chase & Co. in the amount of $136,543,000, Bank of America Corp. in the amount of $90,516,000, Wachovia Corp. in the amount of $33,123,000 and Deutsche Bank A.G. in the amount of $32,759,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $10,393,000 for Class A shares and $359,000 for Class B shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, CA 90071, currently serves as counsel for the fund and for Directors who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by O'Melveny & Myers LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on November 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


                 Capital World Growth and Income Fund - Page 49

CODES OF ETHICS - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. These codes include: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


                 Capital World Growth and Income Fund - Page 50

The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

  MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES - NOVEMBER 30, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $28.62
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $30.37



                 Capital World Growth and Income Fund - Page 51

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's").


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

AAA
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


AA
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


BAA
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


BA
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


CAA
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


CA
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                 Capital World Growth and Income Fund - Page 52

STANDARD & POOR'S

LONG-TERM ISSUE CREDIT RATINGS

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC

An obligation rated CC is currently highly vulnerable to nonpayment.


                 Capital World Growth and Income Fund - Page 53

C

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


                 Capital World Growth and Income Fund - Page 54



INVESTMENT PORTFOLIO  November 30, 2003


[begin pie chart]
                                                      PERCENT
                                                       OF NET
INDUSTRY DIVERSIFICATION                               ASSETS

Diversified Telecommunication Services                     7.12 %
Commercial Banks                                           7.02
Metals & Mining                                            6.03
Beverages & Tobacco                                        5.46
Pharmaceuticals                                            4.72
Bonds & notes                                              1.01
Other industries                                          55.40
Cash & equivalents                                        13.24

[end pie chart]


                                                                                                        Shares            Market
EQUITY SECURITIES (COMMON AND PREFERRED STOCKS AND CONVERTIBLE                                    or principal             value
  DEBENTURES) - 85.75%                                                                                 amount              (000)
DIVERSIFIED TELECOMMUNICATION SERVICES  -  7.12%
Portugal Telecom, SA (Portugal)                                                                     15,810,000     $     148,732
Telekom Austria AG (Austria) (1)                                                                     8,740,000           101,388
SBC Communications Inc. (USA)                                                                        3,800,000            88,464
Telecom Italia SpA, nonvoting (Italy) (1)                                                           45,870,596            87,679
TDC A/S (Denmark)                                                                                    2,352,568            78,861
Swisscom AG (Switzerland)                                                                              259,389            77,997
Telefonica, SA (Spain)                                                                               5,973,120            77,308
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                                1,996,600            66,067
Telefonos de Mexico, SA de CV 4.25% convertible debentures 2004                                $     9,220,000            10,626
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk,
 Class B (Indonesia)                                                                                96,837,500            70,065
BCE Inc. (Canada)                                                                                    2,907,166            64,726
Verizon Communications Inc. (USA)                                                                    1,750,000            57,347
Chunghwa Telecom Co., Ltd. (ADR) (Taiwan)                                                            3,400,000            49,946
Royal KPN NV (Netherlands) (1)                                                                       6,088,400            47,718
BT Group PLC (United Kingdom)                                                                       14,000,000            41,863
Deutsche Telekom AG (Germany) (1)                                                                      994,500            16,507
Deutsche Telekom International Finance BV 6.50% convertible bonds 2006                  Euro        12,000,000            16,257
France Telecom, SA (France) (1)                                                                        956,000            24,632
Telecom Corp. of New Zealand Ltd. (New Zealand)                                                      6,187,900            20,561
KT Corp. (South Korea)                                                                                 520,000            20,073
TELUS Corp., nonvoting (Canada)                                                                        764,945            13,686
Singapore Telecommunications Ltd. (Singapore)                                                        6,171,000             6,410
NTL Inc. (USA) (1)                                                                                      77,003             5,018
NTL Europe, Inc., Series A, 10.00% preferred 2023 (France)                                                 129                 1


COMMERCIAL BANKS  -  7.02%
DEPFA BANK PLC (Ireland)                                                                             1,461,107           167,569
Societe Generale (France)                                                                            2,090,000           167,311
ABN AMRO Holding NV (Netherlands)                                                                    6,324,440           139,154
Bank of America Corp. (USA)                                                                          1,200,000            90,516
HSBC Holdings PLC (United Kingdom)                                                                   4,562,063            69,170
HSBC Holdings PLC (Hong Kong)                                                                        1,372,282            21,027
Toronto-Dominion Bank (Canada)                                                                       2,544,700            80,362
Royal Bank of Scotland Group PLC (United Kingdom)                                                    2,205,000            61,590
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005,
 units (Japan)                                                                                   3,750,000,000            60,659
DnB Holding ASA (Norway)                                                                             7,600,000            45,921
Wachovia Corp. (USA)                                                                                   724,000            33,123
Bank of Nova Scotia (Canada)                                                                           600,000            29,655
Wells Fargo & Co. (USA)                                                                                500,000            28,665
Westpac Banking Corp. (Australia)                                                                    2,449,210            27,123
Royal Bank of Canada (Canada)                                                                          518,400            24,667
National Australia Bank Ltd. (Australia)                                                             1,000,000            20,932
FleetBoston Financial Corp. (USA)                                                                      500,000            20,300
Svenska Handelsbanken Group, Class A (Sweden)                                                        1,029,300            19,018
Bank of the Philippine Islands (Philippines)                                                        20,568,480            15,907
Bank Austria Creditanstalt (Austria) (1)                                                               350,000            15,897
Malayan Banking Bhd. (Malaysia)                                                                      5,235,300            13,777
HBOS PLC (United Kingdom)                                                                            1,070,000            13,443
Skandinaviska Enskilda Banken AB, Class A (Sweden)                                                     800,000            10,437


METALS & MINING  -  6.03%
Cia. Vale do Rio Doce, Class A, preferred nominative (Brazil)                                        3,938,800           152,953
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                       747,000            32,711
Freeport-McMoRan Copper & Gold Inc., Class B (USA)                                                   3,569,800           155,393
Barrick Gold Corp. (Canada)                                                                          6,090,000           136,355
Phelps Dodge Corp. (USA) (1)                                                                         1,500,000            95,520
Gold Fields Ltd. (South Africa)                                                                      6,500,000            89,937
Anglogold Ltd. (South Africa)                                                                        1,500,000            72,262
Impala Platinum Holdings Ltd. (South Africa)                                                           702,389            66,263
Newcrest Mining Ltd. (Australia)                                                                     6,000,000            55,588
Yanzhou Coal Mining Co. Ltd., Class H (China)                                                       50,800,000            41,209
POSCO (South Korea)                                                                                    333,000            39,616
Xstrata PLC (United Kingdom)                                                                         3,000,000            30,668
Alumina Ltd. (Australia)                                                                             7,143,900            30,507
Arcelor SA 3.875% convertible preferred 2005 (Luxembourg)                                              410,000            10,245


BEVERAGES & TOBACCO  -  5.46%
Altria Group, Inc. (USA)                                                                             5,766,500           299,858
Diageo PLC (United Kingdom)                                                                         10,800,000           134,754
Foster's Group Ltd. (Australia)                                                                     36,214,319           115,332
R.J. Reynolds Tobacco Holdings, Inc. (USA)                                                           1,900,000           104,880
Orkla AS (Norway)                                                                                    2,985,714            66,338
Imperial Tobacco Group PLC (United Kingdom)                                                          3,291,413            60,327
Swedish Match AB (Sweden)                                                                            5,500,550            49,541
Gallaher Group PLC (United Kingdom)                                                                  3,601,373            36,723
Coca-Cola HBC SA (Greece)                                                                              712,182            15,585
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                                    353,700            12,160
SABMiller PLC (South Africa)                                                                           850,716             8,499
UST Inc. (USA)                                                                                         200,000             7,198
Wolverhampton & Dudley Breweries, PLC (United Kingdom)                                                 251,493             3,242


PHARMACEUTICALS  -  4.72%
AstraZeneca PLC (Sweden)                                                                             4,467,000           205,600
AstraZeneca PLC  (United Kingdom)                                                                      325,000            14,761
Novo Nordisk A/S, Class B (Denmark)                                                                  2,644,800           101,444
Forest Laboratories, Inc. (USA) (1)                                                                  1,650,840            90,202
Sepracor Inc. (USA) (1)                                                                              1,500,000            37,170
Sepracor Inc. 5.75% convertible notes 2006                                                     $    30,000,000            28,987
Sepracor Inc. 5.75% convertible notes 2006 (2)                                                 $    10,000,000             9,662
Eli Lilly and Co. (USA)                                                                              1,050,000            71,988
Sanofi-Synthelabo (France)                                                                             944,000            63,918
Shionogi & Co., Ltd. (Japan)                                                                         3,841,000            63,526
Pfizer Inc (USA)                                                                                     1,035,000            34,724
Bristol-Myers Squibb Co. (USA)                                                                       1,140,000            30,039
Elan Corp., PLC (ADR) (Ireland) (1)                                                                  3,055,500            16,683
Elan Finance Corp. Ltd. 0% convertible notes 2018                                              $    12,000,000             7,305
Merck KGaA (Germany)                                                                                   378,221            14,831


OIL & GAS  -  4.64%
Shell Canada Ltd. (Canada)                                                                           3,418,100           145,639
Canadian Oil Sands Trust (Canada) (2)                                                                2,175,000            69,609
Canadian Oil Sands Trust                                                                             1,779,366            56,947
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                                        1,325,000            51,211
"Shell" Transport and Trading Co., PLC                                                               2,850,000            18,050
Royal Dutch Petroleum Co. (Netherlands)                                                                580,000            26,051
Royal Dutch Petroleum Co. (New York registered)                                                        460,000            20,654
Petro-Canada (Canada)                                                                                2,475,000           106,314
Norsk Hydro ASA (Norway)                                                                             1,461,100            83,676
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                               1,550,000            37,308
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                                       1,160,000            26,123
Husky Energy Inc. (Canada)                                                                           3,745,000            62,701
ENI SpA (Italy)                                                                                      1,500,000            25,567
Unocal Corp. (USA)                                                                                     540,000            17,161
Sunoco, Inc. (USA)                                                                                     325,000            15,603
Sasol Ltd. (South Africa)                                                                            1,100,000            14,008


FOOD PRODUCTS  -  3.79%
Koninklijke Numico NV, Class C (Netherlands) (1)                                                     8,080,000           205,281
Unilever NV (New York registered) (Netherlands)                                                      1,840,000           110,584
Unilever NV                                                                                          1,025,000            61,479
Nissin Food Products Co., Ltd. (Japan)                                                               5,520,000           131,321
Nestle SA (Switzerland)                                                                                390,000            90,708
Unilever PLC (United Kingdom)                                                                        2,100,000            18,251
Groupe Danone (France)                                                                                 104,500            16,280


INSURANCE  -  3.50%
PartnerRe Holdings Ltd. (polynational)                                                               1,875,000           104,475
Mitsui Sumitomo Insurance Co., Ltd. (Japan)                                                         12,064,000            90,012
Allstate Corp. (USA)                                                                                 1,700,000            68,646
Chubb Corp. (USA)                                                                                    1,027,000            67,217
XL Capital Ltd., Class A (USA)                                                                         655,000            49,256
Sompo Japan Insurance Inc. (Japan)                                                                   6,000,000            44,548
Berkshire Hathaway Inc., Class A (USA) (1)                                                                 444            37,185
AEGON NV (Netherlands)                                                                               1,832,000            24,436
Aioi Insurance Co. Ltd. (Japan)                                                                      5,561,000            18,841
Sun Life Financial Inc. (formerly Sun Life Financial Services of Canada Inc.)
 (Canada)                                                                                              726,480            17,698
NIPPONKOA Insurance Co., Ltd. (Japan)                                                                3,725,000            17,689
QBE Insurance Group Ltd. (Australia)                                                                 2,370,136            17,481
Millea Holdings, Inc. (Japan)                                                                            1,546            16,660
Travelers Property Casualty Corp. 4.50% convertible subordinated notes 2032(USA)                $      500,000            11,905


ELECTRIC UTILITIES  -  3.08%
Scottish Power PLC (United Kingdom)                                                                 24,740,000           153,066
Korea Electric Power Corp. (South Korea)                                                             6,364,240           134,221
E.ON AG (Germany)                                                                                    1,425,000            80,775
Southern Co. (USA)                                                                                   1,200,000            35,124
Korea Deposit Insurance Corp. 2.25% convertible debentures 2005 (South Korea)(2)               $    17,700,000            21,904
Dominion Resources, Inc. 9.50% PIES convertible preferred 2004 (USA)                                   365,400 units      20,079
American Electric Power Co., Inc. (USA)                                                                700,000            19,383
FPL Group, Inc. (USA)                                                                                  300,000            19,065
Consolidated Edison, Inc. (USA)                                                                        362,000            14,589
Ameren Corp. (USA)                                                                                     250,000            11,032
Xcel Energy Inc. (USA)                                                                                 206,200             3,444
DTE Energy Co. (USA)                                                                                    87,100             3,285


SPECIALTY RETAIL  -  2.64%
Lowe's Companies, Inc. (USA)                                                                         1,550,000            90,365
Yamada Denki Co., Ltd. (Japan)                                                                       2,470,000            73,310
Dixons Group PLC (United Kingdom)                                                                   30,882,596            72,548
Limited Brands, Inc. (USA)                                                                           3,176,900            56,930
Gap, Inc. (USA)                                                                                      1,100,000            23,650
Gap, Inc. 5.75% convertible notes 2009 (2)                                                     $    15,000,000            21,994
Kingfisher PLC (United Kingdom)                                                                      9,270,288            43,994
Kesa Electricals PLC (United Kingdom)                                                                9,105,010            38,391
CarMax, Inc. (USA) (1)                                                                                 650,000            21,404


REAL ESTATE  -  2.59%
Hang Lung Properties Ltd. (Hong Kong)                                                               46,000,000            56,861
Hongkong Land Holdings Ltd. (Hong Kong)                                                             35,858,900            56,298
Sun Hung Kai Properties Ltd. (Hong Kong)                                                             6,757,500            54,382
Hysan Development Co. Ltd. (Hong Kong)                                                              30,550,593            43,664
Hang Lung Group Ltd. (Hong Kong)                                                                    27,537,000            33,330
Nippon Building Fund, Inc. (Japan)                                                                       4,620            29,070
Developers Diversified Realty Corp. (USA)                                                              900,000            28,359
Japan Real Estate Investment Corp. (Japan)                                                               4,600            28,062
Plum Creek Timber Co., Inc. (USA)                                                                    1,027,500            27,362
Kerry Properties Ltd. (Hong Kong)                                                                   18,140,161            23,358
Kimco Realty Corp. (USA)                                                                               525,000            23,100
Unibail Holding (France)                                                                               232,700            20,636
SM Prime Holdings, Inc. (Philippines)                                                               52,885,000             6,183
Security Capital Global Realty (Luxembourg)  (1) (2) (3)                                               126,752             2,142
HKR International Ltd. (Hong Kong) (1)                                                               4,824,800             1,538


AUTOMOBILES  -  2.30%
Toyota Motor Corp. (Japan)                                                                           3,570,000           107,263
Fuji Heavy Industries Ltd. (Japan)                                                                  13,419,000            63,602
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
 2032 (USA)                                                                                          1,172,950            58,518
Suzuki Motor Corp. (Japan)                                                                           2,865,000            40,581
Honda Motor Co., Ltd. (Japan)                                                                          750,000            30,685
Bayerische Motoren Werke AG (Germany)                                                                  617,000            27,159
Hyundai Motor Co., nonvoting preferred, Series 2 (South Korea)                                       1,407,550            25,411
General Motors Corp. (USA)                                                                             375,000            16,042
Nissan Motor Co., Ltd. (Japan)                                                                       1,400,000            16,007


DIVERSIFIED FINANCIAL SERVICES  -  2.25%
ING Groep NV (Netherlands)                                                                           7,822,468           167,521
Fortis (Belgium)                                                                                     4,000,000            74,780
Investor AB, Class B (Sweden)                                                                        5,333,090            48,386
Wharf (Holdings) Ltd. (Hong Kong)                                                                   11,000,000            27,478
Swire Pacific Ltd., Class A (Hong Kong)                                                              4,500,000            26,654
Brascan Corp., Class A (Canada)                                                                        743,000            22,060
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)                                                    4,624,000             9,467


CHEMICALS  -  2.08%
Potash Corp. of Saskatchewan Inc. (Canada)                                                           1,110,000            90,065
Lyondell Chemical Co. (USA)                                                                          3,400,000            50,456
Formosa Chemicals & Fibre Corp. (Taiwan)                                                            31,750,000            48,416
Formosa Plastics Corp. (Taiwan)                                                                     31,750,000            47,020
Dow Chemical Co. (USA)                                                                               1,250,000            46,937
DSM NV (Netherlands)                                                                                   834,828            38,468
Nan Ya Plastics Corp. (Taiwan)                                                                      20,000,000            26,393


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.08%
Samsung SDI Co., Ltd. (South Korea)                                                                  1,015,000           103,020
Solectron Corp. (USA) (1)                                                                            6,750,000            39,488
Solectron Corp. 7.25% ACES convertible preferred 2004                                                  800,000            13,104
Solectron Corp. 0% LYON convertible notes 2020                                                 $    16,000,000             9,120
Flextronics International Ltd. (Singapore) (1)                                                       3,000,000            48,090
Hoya Corp. (Japan)                                                                                     430,000            37,699
Electrocomponents PLC (United Kingdom)                                                               5,000,000            29,472
Agilent Technologies, Inc. (USA) (1)                                                                   950,000            26,866
Orbotech Ltd. (Israel) (1)                                                                           1,035,500            24,386
Murata Manufacturing Co., Ltd. (Japan)                                                                 274,000            15,489
Kyoden Co., Ltd. (Japan)                                                                               200,000               970


WIRELESS TELECOMMUNICATION SERVICES  -  2.03%
Vodafone Group PLC (United Kingdom)                                                                 64,804,642           148,891
AT&T Wireless Services, Inc. (USA) (1)                                                              10,750,000            80,625
Sprint Corp. 7.125% convertible preferred 2004 (USA)                                                 3,800,000 units      22,990
Advanced Info Service PCL (Thailand)                                                                13,263,300            21,607
China Unicom Ltd. (China)                                                                           20,409,600            19,841
KDDI Corp. (Japan)                                                                                       3,000            15,644
America Movil SA de CV, Series L (ADR) (Mexico)                                                        600,000            15,384
Dobson Communications Corp., Class A (USA) (1) (2)                                                   1,287,280             7,595
Crown Castle International Corp. 6.25% convertible preferred 2012 (USA) (1)                            158,800             6,670
Crown Castle International Corp. (1)                                                                    10,919               136


THRIFTS & MORTGAGE FINANCE  -  1.75%
Housing Development Finance Corp. Ltd. (India)                                                      10,667,500           129,296
Housing Development Finance Corp. Ltd. (2)                                                             940,000            11,393
Washington Mutual, Inc. (USA)                                                                        2,000,000            91,620
Freddie Mac (USA)                                                                                      600,000            32,652
Fannie Mae (USA)                                                                                       400,000            28,000


PAPER & FOREST PRODUCTS  -  1.69%
Norske Skogindustrier ASA, Class A (Norway)                                                          3,075,000            59,077
Georgia-Pacific Corp., Georgia-Pacific Group (USA)                                                   1,998,300            54,534
UPM-Kymmene Corp. (Finland)                                                                          2,784,000            51,480
Stora Enso Oyj (ADR) (Finland)                                                                       1,086,300            14,470
Stora Enso Oyj, Class R                                                                              1,000,000            13,458
International Paper Co. (USA)                                                                          600,000            22,326
Holmen AB, Class B (Sweden)                                                                            620,000            21,515
M-real Oyj, Class B (Finland)                                                                        2,369,500            21,467
Sappi Ltd. (South Africa)                                                                            1,239,000            15,965
Aracruz Celulose SA, Class B, preferred nominative (ADR) (Brazil)                                      308,000             8,285

CAPITAL MARKETS  -  1.59%
J.P. Morgan Chase & Co. (USA)                                                                        3,861,500           136,543
Allied Capital Corp. (USA)                                                                           3,548,000            96,789
Deutsche Bank AG (Germany)                                                                             470,000            32,759

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.58%
Agere Systems Inc. 6.50% convertible notes 2009 (USA)                                          $    34,000,000            50,575
Agere Systems Inc., Class A (1)                                                                      6,465,156            22,887
ASML Holding NV (New York registered)(Netherlands) (1)                                               2,000,000            37,640
ASML Holding NV 5.50% convertible notes 2010                                            Euro        17,450,000            29,904
Samsung Electronics Co., Ltd. (South Korea)                                                             95,000            36,751
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                            19,368,720            36,068
KLA-Tencor Corp. (USA) (1)                                                                             300,000            17,583
Texas Instruments Inc. (USA)                                                                           558,500            16,621
Linear Technology Corp. (USA)                                                                          375,000            16,178


MEDIA  -  1.55%
Time Warner Inc. (formerly AOL Time Warner) (USA) (1)                                                7,360,000           119,821
John Fairfax Holdings Ltd. (Australia)                                                              14,420,104            36,322
Mediaset SpA (Italy)                                                                                 2,500,000            28,342
News Corp. Ltd., preferred (Australia)                                                               3,580,739            25,244
Viacom Inc., Class B, nonvoting (USA)                                                                  500,000            19,660
EMI Group PLC (United Kingdom)                                                                       3,550,000            10,371
Comcast Corp., Class A (USA) (1)                                                                       323,500            10,151
SCMP Group Ltd. (Hong Kong)                                                                         19,760,671             9,033
Antena 3 Television, SA (Spain) (1)                                                                     10,053               423
UnitedGlobalCom, Inc., Class A (USA) (1) (2) (3)                                                        20,092               131


HEALTH CARE PROVIDERS & SERVICES  -  1.27%
Fresenius Medical Care AG (Germany)                                                                    970,000            61,575
Fresenius Medical Care AG, preferred                                                                 1,300,000            59,824
CIGNA Corp. (USA)                                                                                      900,000            48,285
HCA Inc. (USA)                                                                                       1,030,000            43,167


HOTELS, RESTAURANTS & LEISURE  -  1.22%
Rank Group PLC (United Kingdom)                                                                     13,700,000            68,375
InterContinental Hotels Group PLC (United Kingdom)                                                   4,823,267            44,596
Harrah's Entertainment, Inc. (USA)                                                                     750,000            35,903
J D Wetherspoon PLC (United Kingdom)                                                                 6,159,424            28,615
Carnival Corp., units (USA)                                                                            700,000            24,633
Greene King PLC (United Kingdom)                                                                       104,799             1,509


MULTI-UTILITIES & UNREGULATED POWER  -  1.17%
National Grid Transco PLC (United Kingdom)                                                          13,745,000            92,965
National Grid Transco PLC (ADR)                                                                        439,725            15,030
Williams Companies, Inc. 9.00% FELINE PACS convertible preferred 2005 (USA)                           2,480,000 units     31,521
Williams Companies, Inc.                                                                             1,337,300            12,544
Duke Energy Corp. (USA)                                                                                986,700            17,800
Equitable Resources, Inc. (USA)                                                                        375,000            15,450
United Utilities PLC (United Kingdom)                                                                1,000,000             8,510
United Utilities PLC, Class A (1)                                                                      555,555             2,861


INDUSTRIAL CONGLOMERATES  -  1.17%
Tyco International Ltd. (USA)                                                                        5,500,000           126,225
General Electric Co. (USA)                                                                           1,900,000            54,473
Wesfarmers Ltd. (Australia)                                                                            770,000            15,717


COMPUTERS & PERIPHERALS  -  1.17%
Sun Microsystems, Inc. (USA) (1)                                                                    20,500,000            87,535
International Business Machines Corp. (USA)                                                            590,000            53,419
Hewlett-Packard Co. (USA)                                                                            1,812,500            39,313
Quanta Computer Inc. (Taiwan)                                                                        4,212,461             9,944
Dell Inc. (formerly Dell Computer Corp.) (USA) (1)                                                     150,000             5,175


GAS UTILITIES  -  0.97%
Gas Natural SDG, SA (Spain)                                                                          5,219,500           107,524
Enbridge Inc. (Canada)                                                                                 907,283            36,384
NiSource Inc.  (USA)                                                                                   900,000            18,675


FOOD & STAPLES RETAILING  -  0.94%
Koninklijke Ahold NV (Netherlands) (1)                                                               7,567,700            54,596
Koninklijke Ahold NV, rights, expire 2003 (1)                                                        7,567,700             7,074
Woolworths Ltd. (Australia)                                                                          5,590,676            45,888
Loblaw Companies Ltd. (Canada)                                                                         630,000            29,953
Albertson's, Inc. (USA)                                                                                600,000            12,768
Coles Myer Ltd. (Australia)                                                                          1,258,300             6,776


OFFICE ELECTRONICS  -  0.69%
Xerox Corp. (USA) (1)                                                                                6,500,000            79,170
Xerox Capital Trust II 7.50% convertible preferred 2021 (2)                                            500,000            35,875


HOUSEHOLD DURABLES  -  0.56%
Daito Trust Construction Co., Ltd. (Japan)                                                           2,813,900            79,406
Sony Corp. (Japan)                                                                                     435,400            15,110


AEROSPACE & DEFENSE  -  0.54%
Singapore Technologies Engineering Ltd. (Singapore)                                                 45,200,000            51,671
Raytheon Co. - RC Trust I 8.25% convertible preferred 2006 (USA)                                      380,000 units       19,494
BAE SYSTEMS PLC (United Kingdom)                                                                     6,471,800            19,408


OTHER  -  3.77%
Schneider SA (France)                                                                                1,023,000            63,015
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation
 certificates (Mexico)                                                                              23,396,100            58,172
QUALCOMM Inc. (USA)                                                                                  1,225,000            54,574
Target Corp. (USA)                                                                                   1,247,500            48,303
Infosys Technologies Ltd. (India)                                                                      371,378            40,013
Deutsche Lufthansa AG (Germany)                                                                      2,500,000            38,199
Capital One Financial Corp. 6.25% Upper DECS 2005  (USA)                                               600,000 units      27,822
Sonoco Products Co. (USA)                                                                            1,200,000            25,680
Li & Fung Ltd. (Hong Kong)                                                                          13,000,000            22,263
Brambles Industries Ltd. (Australia)                                                                 6,600,000            21,831
IHC Caland NV (Netherlands)                                                                            418,259            19,548
Uni-Charm Corp. (Japan)                                                                                398,000            19,009
Asahi Diamond Industrial Co., Ltd. (Japan) (4)                                                       3,950,000            18,722
Motorola, Inc. 7.00% convertible preferred 2004 (USA)                                                  400,000 units      17,244
Smurfit-Stone Container Corp. (USA) (1)                                                                974,200            15,938
TPG NV (Netherlands)                                                                                   716,400            15,454
Microsoft Corp. (USA)                                                                                  600,000            15,420
Vedior NV (Netherlands)                                                                                985,700            14,919
Qantas Airways Ltd. (Australia)                                                                      6,021,000            14,512
Volvo AB, Class B (Sweden)                                                                             497,450            14,396
Schlumberger Ltd. (USA)                                                                                300,000            14,076
Singapore Post Private Ltd. (Singapore)                                                             32,160,000            12,877
Brambles Industries PLC (United Kingdom)                                                             4,000,000            12,013
Fluor Corp. (USA)                                                                                      257,900             9,455
Corning Inc. 3.50% convertible debentures 2008 (USA)                                           $     7,000,000             9,205
Zhejiang Expressway Co. Ltd., Class H (China)                                                        9,039,300             5,558
Juniper Networks, Inc. 4.75% convertible subordinated notes 2007 (USA)                         $     2,593,000             2,697
TI Automotive Ltd., Class A (United Kingdom) (1) (3)                                                 1,068,000                 0


MISCELLANEOUS  -  2.79%
Other equity securities in initial period of acquisition                                                                 467,868


TOTAL EQUITY SECURITIES (cost: $11,337,489,000)                                                                       14,357,441



                                                                                                     Principal            Market
                                                                                                        amount             value
BONDS & notes - 1.01%                                                                                     (000)             (000

WIRELESS TELECOMMUNICATION SERVICES  -  0.28%
AT&T Wireless Services, Inc. 8.125% 2012                                                        $       40,750     $      46,598


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.16%
Solectron Corp. 9.625% 2009                                                                             15,000            16,650
Flextronics International Ltd. 6.50% 2013                                                               10,000            10,050


FOOD & STAPLES RETAILING  -  0.14%
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                   12,990            14,224
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                    9,065             9,156


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.11%
TeleWest PLC 11.00% 2007  (5)                                                                           31,493            18,502


MULTI-UTILITIES & UNREGULATED POWER  -  0.10%
El Paso Corp. 7.875% 2012                                                                               14,500            12,833
Southern Natural Gas Co. 8.00% 2032                                                                      3,615             3,669
Northwest Pipeline Corporation 8.125% 2010                                                                 500               556


AIRLINES  -  0.07%
British Airways PLC 8.75% 2016 (6)                                                      Pound            7,000            12,167


HEALTH CARE PROVIDERS & SERVICES  -  0.06%
HCA - The Healthcare Co. 8.75% 2010                                                             $        9,000            10,458


OIL & GAS  -  0.05%
Premcor Refining Group Inc. 7.50% 2015                                                                   8,000             8,240


ELECTRICAL EQUIPMENT  -  0.04%
Elektrim Finance BV 2.00% 2005 (3) (7)                                                  Euro             6,230             6,346


PAPER & FOREST PRODUCTS  -  0.00%
APP International Finance Co. BV 11.75% 2005 (5)                                                $        1,150               489



TOTAL BONDS & NOTES (cost: $154,866,000)                                                                                 169,938



                                                                                                     Principal            Market
                                                                                                        amount             value
SHORT-TERM SECURITIES - 12.83%                                                                            (000)             (000

CORPORATE SHORT-TERM NOTES  -  12.53%
BNP Paribas Finance Inc. 1.04%-1.07% due 12/15/2003-1/23/2004                                   $      100,000     $      99,906
Bank of Ireland 1.04%-1.09% due 12/22/2003-2/13/2004 (2)                                               100,000            99,871
Dexia Delaware LLC 1.04%-1.075% due 12/5/2003-2/23/2004                                                100,000            99,865
KfW International Finance Inc. 1.03%-1.07% due 12/9/2003-2/24/2004 (2)                                 100,000            99,854
Danske Corp. 1.05%-1.07% due 12/19/2003-2/24/2004                                                      100,000            99,831
Credit Lyonnais N.A. Inc. 1.04%-1.09% due 12/5/2003-2/23/2004                                          100,000            99,819
Toronto-Dominion Holdings USA Inc. 1.05%-1.08% due 12/18/2003-2/12/2004                                100,000            99,799
Westpac Trust Securities NZ Ltd. 1.06%-1.09% due 12/2/2003-2/13/2004                                   100,000            99,796
UBS Finance (Delaware) LLC 1.02%-1.08% due 12/1/2003-2/17/2004                                          93,200            93,085
Stadshypotek Delaware Inc. 1.05% due 12/1-12/3/2003 (2)                                                 33,400            33,398
Svenska Handelsbanken Inc. 1.08% due 1/26-2/6/2004                                                      50,000            49,904
Alcon Capital Corp 1.04%-1.07% due 12/4/2003-2/19/2004 (2)                                              80,000            79,867
TotalFinaElf Capital SA 1.02%-1.04% due 12/8-12/17/2003 (2)                                             75,000            74,969
Shell Finance (U.K.) PLC 1.03%-1.07% due 12/10/2003-2/5/2004                                            50,000            49,941
Shell Finance (U.K.) PLC 1.08% due 3/11/2004 (2)                                                        25,000            24,921
Societe Generale North America Inc. 1.04%-1.05% due 12/10/2003-1/13/2004                                65,000            64,942
Bank of Nova Scotia 1.06%-1.09% due 1/26-2/11/2004                                                      65,000            64,869
Rio Tinto PLC 1.02%-1.08% due 12/2/2003-1/14/2004 (2)                                                   60,000            59,966
ANZ (Delaware) Inc. 1.04% due 12/8-12/9/2003                                                            50,000            49,987
Rabobank Nederland NV 1.02%-1.05% due 12/3-12/16/2003                                                   50,000            49,983
BMW U.S. Capital Corp. 1.02% due 12/16-12/18/2003                                                       50,000            49,976
Barclays U.S. Funding Corp. 1.05%-1.055% due 12/2/2003-1/13/2004                                        50,000            49,956
Aventis S.A. 1.03%-1.07% due 12/4/2003-1/22/2004 (2)                                                    50,000            49,950
Spintab AB (Swedmortgage) 1.05%-1.085% due 12/11/2003-1/22/2004                                         50,000            49,946
American Honda Finance Corp. 1.02%-1.07% due 12/22/2003-1/27/2004                                       50,000            49,944
Edison Asset Securitization LLC 1.07%-1.09% due 1/7-1/23/2004 (2)                                       50,000            49,935
Royal Bank of Scotland PLC 1.08% due 1/16/2004                                                          50,000            49,928
ABN AMRO North America Finance Inc. 1.06%-1.08% due 1/14-2/3/2004                                       50,001            49,907
ING (U.S.) Funding LLC 1.08%-1.09% due 1/21-2/10/2004                                                   50,000            49,905
Allied Irish Banks N.A. Inc. 1.05%-1.055% due 12/19/2003                                                37,500            37,479
Royal Bank of Canada 1.05% due 12/5-12/19/2003                                                          25,000            24,992
HSBC USA Inc. 1.07% due 1/13/2004                                                                       25,000            24,966
Sony Capital Corp. 1.05%-1.06% due 12/17/2003 (2)                                                       20,000            19,990
Siemens Capital Corp. 1.05% due 1/5/2004                                                                16,500            16,482
Electricite de France 1.04% due 12/3/2003                                                               15,000            14,999
Telstra Corp. Ltd. 1.06% due 12/31/2003                                                                 15,000            14,986


CERTIFICATES OF DEPOSIT  -  0.30%
HBOS Treasury Services PLC 1.09%-1.12% due 1/28/2004                                                    50,000            49,999

TOTAL SHORT-TERM SECURITIES (cost: $2,147,982,000)                                                                     2,147,913


TOTAL INVESTMENT SECURITIES (cost: $13,640,337,000)                                                                   16,675,292

New Taiwanese Dollar (cost: $5,526,000)                                                             NT$182,768             5,360
Other assets less liabilities                                                                                             63,113

NET ASSETS                                                                                                           $16,743,765

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Directors.
(4) The fund owns 5.46% of the outstanding voting securities of Asahi Diamond Industrial Co., Ltd., and thus is considered an affiliate of this company under the Investment Company Act of 1940.
(5) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(6) Coupon rate may change periodically.
(7) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

ADR = American Depositary Receipts

See Notes to Financial Statements



EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE MAY 31, 2003:

Advanced Info Service
Agilent
Antena 3 Television
Aracruz Celulos
Bank Austria
Brascan
BT Group
Chunghwa Telecom
CIGNA
Coles Myer
Consolidated Edison
Daito Trust Construction
DEPFA BANK
Deutsche Bank
Diageo
DnB Holding
Dobson Communications
DTE Energy
EMI Group
Equitable Resources
Fannie Mae
Formosa Chemicals & Fibre
Formosa Plastics
Fortis
FPL Group
Harrah's Entertainment
InterContinental Hotels Group
John Fairfax Holdings
Koninklijke Ahold
Korea Electric Power
KT
Malayan Banking
Merck KGaA
Nan Ya Plastics
Potash Corp. of Saskatchewan
Quanta Computer
Rank Group
Royal Bank of Scotland Group
SABMiller
Singapore Post
Singapore Technologies Engineering
Svenska Handelsbanken
TDC
Toyota Motor
TPG
Uni-Charm
Vedior
Verizon Communications
Wells Fargo
Wesfarmers
Xcel Energy
Yamada Denki




EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE MAY 31, 2003:


ABB
Allied Irish Banks
AT&T
Australian Gas Light
BOC Group
British Airways
Chubb PLC
EULER & HERMES
Gencor
Great Eagle Holdings
Greek Organization of Football Prognostics
H.J. Heinz
Hang Seng Bank
Hays
Invensys
James Hardie Industries
KirchPayTV GmbH
Lloyds TSB Group
Mercury General
Munchener Ruckversicherungs-Gesellschaft
Nextel Communications
NICOR
Panafon
Pinnacle West Capital
Promina Group
Robert Half International
Siemens
Village Roadshow



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES            (dollars and shares in thousands,
at November 30, 2003                                   except per-share amounts)


ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $13,619,242)                                                       $16,656,570
  Affiliated issuers (cost: $21,095)                                                                  18,722            16,675,292
 Cash denominated in non-U.S. currencies                                                                                     5,360
  (cost: $5,526)
 Cash                                                                                                                           35
 Receivables for:
  Sales of investments                                                                                12,751
  Sales of fund's shares                                                                             107,372
  Dividends and interest                                                                              36,042
  Other                                                                                                  135               156,300
                                                                                                                        16,836,987
LIABILITIES:
 Payables for:
  Purchases of investments                                                                            65,042
  Repurchases of fund's shares                                                                         6,451
  Investment advisory services                                                                         5,413
  Services provided by affiliates                                                                      8,725
  Deferred Directors' compensation                                                                       548
  Other fees and expenses                                                                              7,043                93,222
NET ASSETS AT NOVEMBER 30, 2003                                                                                        $16,743,765

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                            $13,470,415
 Undistributed net investment income                                                                                        72,260
 Undistributed net realized gain                                                                                           172,399
 Net unrealized appreciation                                                                                             3,028,691
NET ASSETS AT NOVEMBER 30, 2003                                                                                        $16,743,765

TOTAL AUTHORIZED CAPITAL STOCK - 1,000,000 SHARES, $.01 PAR VALUE

                                                             Net assets      Shares outstanding         Net asset value per share(1)

Class A                                                     $14,703,266                 513,742                     $28.62
Class B                                                         536,616                  18,830                      28.50
Class C                                                         614,443                  21,612                      28.43
Class F                                                         469,821                  16,434                      28.59
Class 529-A                                                      92,452                   3,234                      28.59
Class 529-B                                                      17,654                     619                      28.51
Class 529-C                                                      29,227                   1,025                      28.50
Class 529-E                                                       5,072                     178                      28.56
Class 529-F                                                       1,493                      52                      28.59
Class R-1                                                         4,968                     174                      28.50
Class R-2                                                        57,338                   2,015                      28.45
Class R-3                                                        76,426                   2,679                      28.53
Class R-4                                                        24,667                     863                      28.60
Class R-5                                                       110,322                   3,853                      28.63

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $30.37 and $30.33, respectively.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended November 30, 2003                      (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $25,347; also includes
            $354 from affiliates)                                                                  $ 375,778
  Interest (net of non-U.S. withholding
            tax of $29)                                                                               52,206              $427,984

 Fees and expenses:
  Investment advisory services                                                                        50,748
  Distribution services                                                                               35,706
  Transfer agent services                                                                             10,752
  Administrative services                                                                              1,694
  Reports to shareholders                                                                                456
  Registration statement and prospectus                                                                  552
  Postage, stationery and supplies                                                                     1,284
  Directors' compensation                                                                                347
  Auditing and legal                                                                                     102
  Custodian                                                                                            3,355
  State and local taxes                                                                                  156
  Other                                                                                                  118
  Total expenses before reimbursement                                                                105,270
   Reimbursement of expenses                                                                             186               105,084
 Net investment income                                                                                                     322,900

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                                                                        240,790
  Non-U.S. currency transactions                                                                      (3,803)              236,987
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                      2,773,471
  Non-U.S. currency translations                                                                      (5,129)            2,768,342
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                                 3,005,329
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                        $3,328,229




STATEMENT OF CHANGES IN NET ASSETS                        (dollars in thousands)

                                                                                                  Year ended
                                                                                                 November 30
                                                                                                        2003                  2002
OPERATIONS:
 Net investment income                                                                              $322,900              $235,407
 Net realized gain on investments and
  non-U.S. currency transactions                                                                     236,987               280,535
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                                2,768,342            (1,005,895)
  Net increase (decrease) in net assets
   resulting from operations                                                                       3,328,229              (489,953)

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                           (272,642)             (214,996)

CAPITAL SHARE TRANSACTIONS                                                                         3,020,303               803,023

TOTAL INCREASE IN NET ASSETS                                                                       6,075,890                98,074

NET ASSETS:
 Beginning of year                                                                                10,667,875            10,569,801
 End of year (including
  undistributed
  net investment income: $72,260 and $21,501,
  respectively)                                                                                  $16,743,765           $10,667,875


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Capital World Growth and Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital growth while providing current income.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                within one year of
                                                purchase without an
                                                initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None            Declines from 5% to             Classes B and 529-B
                                                zero for redemptions            convert to classes A and
                                                within six years of             529-A, respectively, after
                                                purchase                        eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within          Class C converts to Class F
                                                one year of purchase            after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

         SECURITIES LENDING - The fund may lend portfolio securities from time to time in order to earn additional income; however, it does not currently intend to engage in an ongoing or regular securities lending program. When the fund lends securities, it receives collateral in an amount not less than 100% of the market value of the loaned securities throughout the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered on the next business day. If the borrower defaults on its obligation to return the securities loaned, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Income earned is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended November 30, 2003, there were no non-U.S. taxes paid on realized gains. As of November 30, 2003, non-U.S. taxes provided on unrealized gains were $6,661,000.


3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of November 30, 2003, the cost of investment securities and cash denominated in non-U.S. currencies, for federal income tax purposes was $13,783,141,000.

During the year ended November 30, 2003, the fund reclassified $501,000 from undistributed net realized gains to undistributed net investment income to align financial reporting with tax reporting.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income and currency gains                                                       $208,854
Undistributed short-term capital gains                                                                         45,235
Undistributed long-term capital gains                                                                         129,024
Gross unrealized appreciation on investment securities                                                      3,291,854
Gross unrealized depreciation on investment securities                                                      (394,343)

These numbers reflect the utilization of the remaining capital loss carryforward of $52,223,000.

Distributions paid to shareholders from net investment income were as follows (dollars in thousands):


                                                                                         Year ended November 30
Share class                                                                            2003                 2002(1)
Class A                                                                             $ 254,064            $ 208,278
Class B                                                                                 4,808                2,354
Class C                                                                                 4,321                1,551
Class F                                                                                 5,139                1,874
Class 529-A                                                                             1,080                  233
Class 529-B                                                                               138                   29
Class 529-C                                                                               225                   50
Class 529-E                                                                                49                    7
Class 529-F                                                                                16                   -*
Class R-1                                                                                  27                    1
Class R-2                                                                                 421                    8
Class R-3                                                                                 512                   10
Class R-4                                                                                 146                    1
Class R-5                                                                               1,696                  600
Total                                                                               $ 272,642            $ 214,996


* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.385% on such assets in excess of $17 billion. For the year ended November 30, 2003, the investment advisory services fee was $50,748,000, which was equivalent to an annualized rate of 0.415% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         SHARE CLASS                                       CURRENTLY APPROVED LIMITS            PLAN LIMITS
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of November 30, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended November 30, 2003, were as follows (dollars in thousands):


---------------------------------------------------------------------------------------------------------------
                                                                 Administrative services

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent        CRMC           Transfer agent      Commonwealth of
                    services         services      administrative         services             Virginia
                                                     services                               administrative
                                                                                               services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class A         $28,180          $10,393        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B           3,157             359         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C           2,988          Included            $448                 $97            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            622           Included             373                  67            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          71            Included              77                  8                  $ 52
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          101           Included              15                  6                   10
                                        in
                                  administrative
                                      services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          163           Included              25                  8                   16
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          14            Included              4                   -*                   3
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F           2            Included              1                   -*                  -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           21            Included              3                   4             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           207           Included              42                 242            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           159           Included              48                  57            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           21            Included              12                  4             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included              70                  2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $35,706          $10,752            $1,118               $495                 $81
---------------------------------------------------------------------------------------------------------------
* Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                              Reinvestments of
Share class                                                        Sales(1)                           dividends and distributions
                                                               Amount      Shares                         Amount           Shares
Year ended November 30, 2003
Class A                                                    $3,476,313     140,934                      $ 237,800           10,000
Class B                                                       259,243      10,380                          4,639              194
Class C                                                       418,374      16,667                          4,056              169
Class F                                                       433,428      17,892                          4,586              190
Class 529-A                                                    50,028       2,023                          1,080               45
Class 529-B                                                     9,652         396                            138                6
Class 529-C                                                    16,305         665                            225                9
Class 529-E                                                     3,123         128                             49                2
Class 529-F                                                     1,100          46                             16                1
Class R-1                                                       4,397         180                             27                1
Class R-2                                                      49,218       2,044                            421               17
Class R-3                                                      69,964       2,827                            511               21
Class R-4                                                      24,692         964                            145                6
Class R-5                                                      41,012       1,628                          1,282               53
Total net increase
   (decrease)                                              $4,856,849     196,774                      $ 254,975           10,714

Year ended November 30, 2002(2)
Class A                                                    $2,122,788      90,372                      $ 194,311            8,192
Class B                                                       130,869       5,543                          2,266               97
Class C                                                       198,372       8,536                          1,464               63
Class F                                                       202,758       8,645                          1,659               71
Class 529-A                                                    29,154       1,224                            233               10
Class 529-B                                                     5,290         225                             29                1
Class 529-C                                                     8,700         366                             50                2
Class 529-E                                                     1,210          52                              7               -*
Class 529-F                                                       127           6                             -*               -*
Class R-1                                                         182           8                              1               -*
Class R-2                                                       5,622         261                              8                1
Class R-3                                                       5,069         233                             10                1
Class R-4                                                       1,571          72                              1               -*
Class R-5                                                      60,666       2,447                            493               22
Total net increase
   (decrease)                                              $2,772,378     117,990                      $ 200,532            8,460





Share class                                                       Repurchases(1)                         Net increase (decrease)
                                                              Amount        Shares                       Amount            Shares
Year ended November 30, 2003
Class A                                                 $ (1,776,963)      (76,452)                  $ 1,937,150           74,482
Class B                                                      (32,120)       (1,375)                      231,762            9,199
Class C                                                      (71,149)       (3,097)                      351,281           13,739
Class F                                                     (185,371)       (8,093)                      252,643            9,989
Class 529-A                                                   (1,204)          (51)                       49,904            2,017
Class 529-B                                                     (166)           (7)                        9,624              395
Class 529-C                                                     (336)          (14)                       16,194              660
Class 529-E                                                      (92)           (4)                        3,080              126
Class 529-F                                                       -*            (1)                        1,116               46
Class R-1                                                       (341)          (13)                        4,083              168
Class R-2                                                     (6,714)         (281)                       42,925            1,780
Class R-3                                                     (9,216)         (382)                       61,259            2,466
Class R-4                                                     (4,158)         (175)                       20,679              795
Class R-5                                                     (3,691)         (152)                       38,603            1,529
Total net increase
   (decrease)                                           $ (2,091,521)      (90,097)                  $ 3,020,303          117,391

Year ended November 30, 2002(2)
Class A                                                 $ (1,976,245)      (85,210)                    $ 340,854           13,354
Class B                                                      (27,646)       (1,229)                      105,489            4,411
Class C                                                      (62,951)       (2,813)                      136,885            5,786
Class F                                                      (98,126)       (4,212)                      106,291            4,504
Class 529-A                                                     (375)          (17)                       29,012            1,217
Class 529-B                                                      (40)           (2)                        5,279              224
Class 529-C                                                      (81)           (3)                        8,669              365
Class 529-E                                                      (13)           (1)                        1,204               51
Class 529-F                                                        -             -                           127                6
Class R-1                                                        (31)           (2)                          152                6
Class R-2                                                       (543)          (26)                        5,087              236
Class R-3                                                       (449)          (21)                        4,630              213
Class R-4                                                        (88)           (4)                        1,484               68
Class R-5                                                     (3,299)         (145)                       57,860            2,324
Total net increase
   (decrease)                                           $ (2,169,887)      (93,685)                    $ 803,023           32,765



* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of November 30, 2003, the total value of restricted securities was $773,026,000, which represented 4.62% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,985,435,000 and $2,954,681,000, respectively, during the year ended November 30, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended November 30, 2003, the custodian fee of $3,355,000 includes $18,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                                                                    Income (loss) from
                                                                                                 investment operations(2)

                                                                                                              Net
                                                                    Net asset                        gains(losses)
                                                                       value,              Net       on securities       Total from
                                                                    beginning       investment      (both realized       investment
                                                                    of period           income     and unrealized)       operations
Class A:
 Year ended 11/30/2003                                                 $22.80             $.65              $5.73           $6.38
 Year ended 11/30/2002                                                  24.29              .52              (1.53)          (1.01)
 Year ended 11/30/2001                                                  28.29              .53               (.90)           (.37)
 Year ended 11/30/2000                                                  29.03              .62               1.20            1.82
 Year ended 11/30/1999                                                  27.15              .48               4.17            4.65
Class B:
 Year ended 11/30/2003                                                  22.72              .45               5.72            6.17
 Year ended 11/30/2002                                                  24.21              .27              (1.45)          (1.18)
 Year ended 11/30/2001                                                  28.21              .31               (.87)           (.56)
 Period from 3/15/2000 to 11/30/2000                                    29.57              .32              (1.41)          (1.09)
Class C:
 Year ended 11/30/2003                                                  22.68              .42               5.71            6.13
 Year ended 11/30/2002                                                  24.18              .20              (1.40)          (1.20)
 Period from 3/15/2001 to 11/30/2001                                    25.35              .12              (1.15)          (1.03)
Class F:
 Year ended 11/30/2003                                                  22.78              .61               5.75            6.36
 Year ended 11/30/2002                                                  24.27              .31              (1.34)          (1.03)
 Period from 3/15/2001 to 11/30/2001                                    25.40              .27              (1.15)           (.88)
Class 529-A:
 Year ended 11/30/2003                                                  22.78              .63               5.73            6.36
 Period from 2/15/2002 to 11/30/2002                                    24.29              .36              (1.47)          (1.11)
Class 529-B:
 Year ended 11/30/2003                                                  22.74              .40               5.73            6.13
 Period from 2/21/2002 to 11/30/2002                                    23.96              .23              (1.13)           (.90)
Class 529-C:
 Year ended 11/30/2003                                                  22.74              .41               5.71            6.12
 Period from 2/22/2002 to 11/30/2002                                    23.98              .23              (1.15)           (.92)
Class 529-E:
 Year ended 11/30/2003                                                  22.77              .54               5.73            6.27
 Period from 3/4/2002 to 11/30/2002                                     25.12              .31              (2.28)          (1.97)
Class 529-F:
 Year ended 11/30/2003                                                  22.80              .61               5.72            6.33
 Period from 9/17/2002 to 11/30/2002                                    21.79              .08               1.07            1.15
Class R-1:
 Year ended 11/30/2003                                                  22.75              .38               5.77            6.15
 Period from 6/7/2002 to 11/30/2002                                     25.08              .14              (2.37)          (2.23)
Class R-2:
 Year ended 11/30/2003                                                  22.73              .43               5.71            6.14
 Period from 6/7/2002 to 11/30/2002                                     25.08              .13              (2.35)          (2.22)
Class R-3:
 Year ended 11/30/2003                                                  22.77              .50               5.75            6.25
 Period from 6/6/2002 to 11/30/2002                                     25.42              .17              (2.52)          (2.35)
Class R-4:
 Year ended 11/30/2003                                                  22.81              .55               5.80            6.35
 Period from 6/27/2002 to 11/30/2002                                    23.78              .20              (1.02)           (.82)
Class R-5:
 Year ended 11/30/2003                                                  22.81              .70               5.74            6.44
 Period from 5/15/2002 to 11/30/2002                                    26.11              .30              (3.27)          (2.97)



                                                                             Dividends  and distributions

                                                                    Dividends
                                                                    (from net     Distributions                          Net asset
                                                                   investment     (from capital               Total     value, end
                                                                       income)           gains)       distributions      of period
Class A:
 Year ended 11/30/2003                                                  $(.56)            $ -               $(.56)         $28.62
 Year ended 11/30/2002                                                   (.48)              -                (.48)          22.80
 Year ended 11/30/2001                                                   (.50)          (3.13)              (3.63)          24.29
 Year ended 11/30/2000                                                   (.58)          (1.98)              (2.56)          28.29
 Year ended 11/30/1999                                                   (.48)          (2.29)              (2.77)          29.03
Class B:
 Year ended 11/30/2003                                                   (.39)              -                (.39)          28.50
 Year ended 11/30/2002                                                   (.31)              -                (.31)          22.72
 Year ended 11/30/2001                                                   (.31)          (3.13)              (3.44)          24.21
 Period from 3/15/2000 to 11/30/2000                                     (.27)              -                (.27)          28.21
Class C:
 Year ended 11/30/2003                                                   (.38)              -                (.38)          28.43
 Year ended 11/30/2002                                                   (.30)              -                (.30)          22.68
 Period from 3/15/2001 to 11/30/2001                                     (.14)              -                (.14)          24.18
Class F:
 Year ended 11/30/2003                                                   (.55)              -                (.55)          28.59
 Year ended 11/30/2002                                                   (.46)              -                (.46)          22.78
 Period from 3/15/2001 to 11/30/2001                                     (.25)              -                (.25)          24.27
Class 529-A:
 Year ended 11/30/2003                                                   (.55)              -                (.55)          28.59
 Period from 2/15/2002 to 11/30/2002                                     (.40)              -                (.40)          22.78
Class 529-B:
 Year ended 11/30/2003                                                   (.36)              -                (.36)          28.51
 Period from 2/21/2002 to 11/30/2002                                     (.32)              -                (.32)          22.74
Class 529-C:
 Year ended 11/30/2003                                                   (.36)              -                (.36)          28.50
 Period from 2/22/2002 to 11/30/2002                                     (.32)              -                (.32)          22.74
Class 529-E:
 Year ended 11/30/2003                                                   (.48)              -                (.48)          28.56
 Period from 3/4/2002 to 11/30/2002                                      (.38)              -                (.38)          22.77
Class 529-F:
 Year ended 11/30/2003                                                   (.54)              -                (.54)          28.59
 Period from 9/17/2002 to 11/30/2002                                     (.14)              -                (.14)          22.80
Class R-1:
 Year ended 11/30/2003                                                   (.40)              -                (.40)          28.50
 Period from 6/7/2002 to 11/30/2002                                      (.10)              -                (.10)          22.75
Class R-2:
 Year ended 11/30/2003                                                   (.42)              -                (.42)          28.45
 Period from 6/7/2002 to 11/30/2002                                      (.13)              -                (.13)          22.73
Class R-3:
 Year ended 11/30/2003                                                   (.49)              -                (.49)          28.53
 Period from 6/6/2002 to 11/30/2002                                      (.30)              -                (.30)          22.77
Class R-4:
 Year ended 11/30/2003                                                   (.56)              -                (.56)          28.60
 Period from 6/27/2002 to 11/30/2002                                     (.15)              -                (.15)          22.81
Class R-5:
 Year ended 11/30/2003                                                   (.62)              -                (.62)          28.63
 Period from 5/15/2002 to 11/30/2002                                     (.33)              -                (.33)          22.81



                                                                                                            Ratio of      Ratio of
                                                                                    Net asset,              expenses    net income
                                                                          Total  end of period            to average    to average
                                                                      return(3)  (in millions)            net assets    net assets
Class A:
 Year ended 11/30/2003                                                  28.52%        $14,703                 .81%          2.70%
 Year ended 11/30/2002                                                  (4.22)         10,016                 .82           2.22
 Year ended 11/30/2001                                                  (1.81)         10,346                 .78           2.05
 Year ended 11/30/2000                                                   6.37          10,716                 .79           2.08
 Year ended 11/30/1999                                                  19.08          10,022                 .79           1.93
Class B:
 Year ended 11/30/2003                                                  27.52             537                1.58           1.85
 Year ended 11/30/2002                                                  (4.93)            219                1.59           1.47
 Year ended 11/30/2001                                                  (2.57)            126                1.56           1.21
 Period from 3/15/2000 to 11/30/2000                                    (3.73)             55                1.55 (5)       1.45 (5)
Class C:
 Year ended 11/30/2003                                                  27.40             615                1.65           1.71
 Year ended 11/30/2002                                                  (4.95)            179                1.65           1.43
 Period from 3/15/2001 to 11/30/2001                                    (4.08)             50                1.78 (5)        .73 (5)
Class F:
 Year ended 11/30/2003                                                  28.43             470                 .89           2.49
 Year ended 11/30/2002                                                  (4.29)            147                 .91           2.17
 Period from 3/15/2001 to 11/30/2001                                    (3.45)             47                 .92 (5)       1.55 (5)
Class 529-A:
 Year ended 11/30/2003                                                  28.43              93                 .87           2.55
 Period from 2/15/2002 to 11/30/2002                                    (4.61)             28                1.03 (5)       2.08 (5)
Class 529-B:
 Year ended 11/30/2003                                                  27.28              18                1.78           1.64
 Period from 2/21/2002 to 11/30/2002                                    (3.82)              5                1.79 (5)       1.31 (5)
Class 529-C:
 Year ended 11/30/2003                                                  27.25              29                1.76           1.66
 Period from 2/22/2002 to 11/30/2002                                    (3.90)              8                1.77 (5)       1.33 (5)
Class 529-E:
 Year ended 11/30/2003                                                  27.97               5                1.23           2.17
 Period from 3/4/2002 to 11/30/2002                                     (7.88)              1                1.23 (5)       1.85 (5)
Class 529-F:
 Year ended 11/30/2003                                                  28.31               1                 .98           2.48
 Period from 9/17/2002 to 11/30/2002                                     5.33               - (4)             .20            .39
Class R-1:
 Year ended 11/30/2003                                                  27.43               5                1.66 (6)       1.48
 Period from 6/7/2002 to 11/30/2002                                     (8.85)              - (4)             .80 (6)        .66
Class R-2:
 Year ended 11/30/2003                                                  27.44              57                1.62 (6)       1.72
 Period from 6/7/2002 to 11/30/2002                                     (8.80)              5                 .79 (6)        .61
Class R-3:
 Year ended 11/30/2003                                                  27.90              76                1.24 (6)       1.98
 Period from 6/6/2002 to 11/30/2002                                     (9.25)              5                 .60 (6)        .80
Class R-4:
 Year ended 11/30/2003                                                  28.36              25                 .89 (6)       2.18
 Period from 6/27/2002 to 11/30/2002                                    (3.42)              2                 .38 (6)        .92
Class R-5:
 Year ended 11/30/2003                                                  28.82             110                 .56           2.88
 Period from 5/15/2002 to 11/30/2002                                   (11.37)             53                 .56 (5)       2.48 (5)



                                                                               Year ended November 30

                                                               2003          2002       2001         2000        1999

Portfolio turnover rate for all classes of shares               27%           32%        45%          41%         34%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Amount less than 1 million.
(5) Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services.
    Had CRMC not paid such fees, expense ratios would have been 1.78%, 2.23%, 1.29% and .90% for classes R-1, R-2, R-3 and R-4, respectively, during the year ended November 30, 2003, and 1.41%, .93%, .69% and .46% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended November 30, 2002.


REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF CAPITAL WORLD GROWTH AND
   INCOME FUND, INC.:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Capital World Growth and Income Fund, Inc. (the "Fund") at November 30, 2003, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSE COOPERS, LLP


Los Angeles, California
December 23, 2003



TAX INFORMATION (UNAUDITED)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

The fund makes an election under the Internal Revenue Code Section 853 to pass through certain non-U.S. taxes paid by the fund to its shareholders as a foreign tax credit. The amount of foreign tax credit passed through to shareholders for the fiscal year ended November 30, 2003 is $24,236,000. Foreign source income earned by the fund for the fiscal year ended November 30, 2003 was $308,424,000. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their discretion. Generally, it is more advantageous to claim a credit than to take a deduction.

As a result of recent tax legislation, individual shareholders are now eligible for reduced tax rates on qualified dividend income received during 2003. For purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the fund from net investment income from January 1 through the end of the fund's fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 25.25% of the dividends paid by the fund from net investment income represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



                   CAPITAL WORLD GROWTH AND INCOME FUND, INC.

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                              February 1, 2004
                       (as amended March 1, 2004)


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of Capital World Growth and Income Fund (the "fund" or "WGI") dated February 1, 2004. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                   Capital World Growth and Income Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        7
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .       10
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       23
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       26
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       29
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       32
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       34
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Shareholder Account Services and Privileges . . . . . . . . . . . .       36
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       37
General Information . . . . . . . . . . . . . . . . . . . . . . . .       37
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       41
Financial Statements




                 Capital World Growth and Income Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

..    The fund may invest up to 10% of its assets in straight debt securities
     (i.e., not convertible into equity) rated Baa or below by Moody's Investors Service, Inc. ("Moody's") and BBB or below by Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality.

..    The fund may invest up to 5% of its assets in straight debt securities
     (i.e., not convertible into equity) rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality.

..    For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the United States. Securities denominated in U.S. dollars include American Depositary Receipts ("ADRs"), certain European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


                 Capital World Growth and Income Fund - Page 2

DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes, political and corporate developments and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


                 Capital World Growth and Income Fund - Page 3

Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the United States may involve additional risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund invests in securities of issuers in developing countries to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


DEPOSITARY RECEIPTS - ADRs, in registered form, are designed for use in the U.S. securities markets and are generally dollar denominated. EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated. GDRs, in bearer form, primarily are designed for use in the European and the U.S. securities markets, and may be dollar denominated. Depositary receipts represent and may be converted into the underlying foreign security.


CURRENCY TRANSACTIONS - The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


                 Capital World Growth and Income Fund - Page 4

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in securities issued by real estate investment trusts ("REITs"), which are pooled investment vehicles that primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature,


                 Capital World Growth and Income Fund - Page 5 or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 27% and 32%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal years.


                 Capital World Growth and Income Fund - Page 6

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

3. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from engaging in currency-related options and forward or futures contracts);

4. Invest 25% or more of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration;

5. Invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days or securities traded outside the U.S. for which there is no recognized exchange or active and substantial over-the-counter market) or engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

6.   Invest in companies for the purpose of exercising control or management;

7. Make loans to others except for (a) purchasing debt securities; (b) entering into repurchase agreements; and (c) loaning portfolio securities;

8. Issue senior securities, except as permitted under the Investment Company Act of 1940 as amended (the (Alpha)1940 Act^);

9. Borrow money, except from banks for temporary purposes in an amount not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for


                 Capital World Growth and Income Fund - Page 7 such borrowing falls below 300%, the fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage;

10. Pledge or hypothecate assets in excess of one-third of the fund's total assets; or

11. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (except for currency options).

For the purposes of Investment Restriction number 7, the fund does not currently intend to engage in an ongoing or regular securities lending program or invest in securities or other instruments backed by real estate.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund does not currently intend (at least for the next 12 months) to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2. The fund does not currently intend (at least for the next 12 months) to purchase securities on margin, except that margin payments in connection with currency-related transactions shall not constitute purchasing securities on margin.

3. The fund does not currently intend (at least for the next 12 months) to purchase the securities of any issuer (other than securities issued or guaranteed by the governments of any country or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

4. The fund does not currently intend (at least for the next 12 months) to invest in oil, gas, or other mineral exploration or development programs or leases.

5. The fund does not currently intend (at least for the next 12 months) to purchase the securities of any issuer if officers and Directors of the fund, its investment adviser or principal underwriter individually own more than ^ of 1% of such issuer's securities, and together own more than 5% of such issuer's securities.

6. The fund does not currently intend (at least for the next 12 months) to invest more than 5% of its net assets, valued at the lower of cost or market at the time of purchase, in warrants, including not more than 2% of such net assets in warrants that are not listed on a major stock exchange. However, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.

7. Although the fund has no current intention of purchasing securities of other investment companies (at least for the next 12 months), it has the ability to invest up to 5% of its total assets in shares of closed-end investment companies. Additionally, the fund would not acquire more than 3% of the outstanding voting securities of any one closed-end investment company. (To the extent that the fund invests in another investment company, it would pay an investment advisory fee in addition to the fee paid to the investment adviser.) Notwithstanding this restriction, the fund may invest in securities of other managed investment companies if deemed advisable by its


                 Capital World Growth and Income Fund - Page 8 officers in connection with the administration of a deferred compensation plan adopted by Directors and to the extent such investments are allowed by an exemptive order granted by the U.S. Securities and Exchange Commission.

8. The fund does not currently intend (at least for the next 12 months) to invest more than 5% of its net assets in restricted securities (excluding Rule 144A securities and 4(2) commercial paper).

9. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5% of its net assets.


                 Capital World Growth and Income Fund - Page 9

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS


                                     YEAR FIRST                                        NUMBER OF BOARDS
                        POSITION      ELECTED                                           WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING    COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE         FUND     OF THE FUND/1/            PAST 5 YEARS               DIRECTOR SERVES          BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director       1993        Private investor; former                  19            Ducommun Incorporated;
 Christie                                           President and CEO, The Mission                          IHOP Corporation;
 Age: 70                                            Group (non-utility holding                              Southwest Water
                                                    company, subsidiary of Southern                         Company;
                                                    California Edison Company)                              Valero L.P.
-----------------------------------------------------------------------------------------------------------------------------------
 Merit E. Janow          Director       2001        Professor, Columbia University,            2            None
 Age: 45                                            School of International and
                                                    Public Affairs
-----------------------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila     Director       1993        Private investor; Chairman of              5            None
 Age: 49                                            the Board and CEO, Ladera
                                                    Management Company (venture
                                                    capital and agriculture);
                                                    former owner and President,
                                                    Energy Investment, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Gail L. Neale           Director       1993        President, The Lovejoy                     5            None
 Age: 68                                            Consulting Group, Inc. (a pro
                                                    bono consulting group advising
                                                    nonprofit organizations)
-----------------------------------------------------------------------------------------------------------------------------------
 Robert J. O'Neill,      Director       1993        Deputy Chairman of the Council             3            None
 Ph.D.                                              and Chairman of the
 Age: 67                                            International Advisory Panel,
                                                    Graduate School of Government,
                                                    University of Sydney,
                                                    Australia; Member of the Board
                                                    of Directors, The Lowy
                                                    Institute for International
                                                    Policy Studies, Sydney,
                                                    Australia; Chairman of the
                                                    Council, Australian Strategic
                                                    Policy Institute; former
                                                    Chichele Professor of the
                                                    History of War and Fellow, All
                                                    Souls College, University of
                                                    Oxford; former Chairman of the
                                                    Council, International
                                                    Institute for Strategic Studies
-----------------------------------------------------------------------------------------------------------------------------------
 Donald E. Petersen      Director       1993        Retired; former Chairman of the            2            None
 Age: 77                                            Board and CEO, Ford Motor
                                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
 Stefanie Powers         Director    1993-1996      Actor, Producer; Co-founder and            2            None
 Age: 61                                1997        President, The William Holden
                                                    Wildlife Foundation;
                                                    conservation consultant, Land
                                                    Rover and Jaguar North America;
                                                    author of The Jaguar
                                                    Conservation Trust
-----------------------------------------------------------------------------------------------------------------------------------
 Steadman Upham          Director       2001        President and University                   2            None
 Age: 54                                            Professor of Archaeology,
                                                    Claremont Graduate University
-----------------------------------------------------------------------------------------------------------------------------------
 Charles Wolf, Jr.,      Director       1993        Senior Economic Adviser and                2            None
 Ph.D.                                              Corporate Fellow in
 Age: 79                                            International Economics, The
                                                    RAND Corporation; former Dean,
                                                    The RAND Graduate School
-----------------------------------------------------------------------------------------------------------------------------------




                 Capital World Growth and Income Fund - Page 10

                 Capital World Growth and Income Fund - Page 11

                                                  PRINCIPAL OCCUPATION(S) DURING
                                    YEAR FIRST           PAST 5 YEARS AND
                                     ELECTED              POSITIONS HELD            NUMBER OF BOARDS
                      POSITION      A DIRECTOR       WITH AFFILIATED ENTITIES        WITHIN THE FUND
                      WITH THE    AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE         FUND      OF THE FUND/1/            OF THE FUND              DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4//,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Gina H. Despres      Chairman         1999        Senior Vice President,                   4           None
 Age: 62              of the                       Capital Research and
                      Board and                    Management Company; Vice
                      Director                     President, Capital Strategy
                                                   Research, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Vice             1993        Executive Vice President and            17           None
 Jr.                  Chairman                     Director, Capital Research
 Age: 55              of the                       and Management Company;
                      Board and                    Director, The Capital Group
                      Director                     Companies, Inc.*; Director,
                                                   American Funds Distributors,
                                                   Inc.*
-----------------------------------------------------------------------------------------------------------------------------------





                                                                                  PRINCIPAL OCCUPATION(S) DURING
                           POSITION         YEAR FIRST ELECTED                    PAST 5 YEARS AND POSITIONS HELD
                           WITH THE             AN OFFICER                           WITH AFFILIATED ENTITIES
   NAME AND AGE              FUND             OF THE FUND/1/                 OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Stephen E.               President                1993         Senior Vice President, Capital Research Company*
 Bepler
 Age: 61
-----------------------------------------------------------------------------------------------------------------------------------
 Gregg E. Ireland      Executive Vice              1999         Senior Vice President, Capital Research and Management Company
 Age: 54                  President
-----------------------------------------------------------------------------------------------------------------------------------
 Mark E. Denning         Senior Vice               1993         Director, Capital Research and Management Company; Director, The
 Age: 46                  President                             Capital Group Companies, Inc.*; Senior Vice President, Capital
                                                                Research Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Jeanne K.              Vice President             2001         Senior Vice President, Capital Research Company*
 Carroll
 Age: 55
-----------------------------------------------------------------------------------------------------------------------------------
 Timothy P. Dunn        Vice President             2003         Vice President, Capital Research and Management Company; Senior
 Age: 42                                                        Vice President, Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Carl M. Kawaja         Vice President             1997         Senior Vice President , Capital Research Company*; Director,
 Age: 39                                                        Capital International, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Andrew B. Suzman       Vice President             2003         Executive Vice President and Director, Capital Research Company;
 Age: 36                                                        Director, Capital International Research, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Stephen T.             Vice President             2001         Senior Vice President, Capital Research Company*
 Watson
 Age: 48
-----------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti         Secretary                1993         Vice President - Fund Business Management Group, Capital Research
 Age: 47                                                        and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey P. Regal         Treasurer                2003         Vice President - Fund Business Management Group, Capital Research
 Age: 32                                                        and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Valerie Y. Lewis    Assistant Secretary           2003         Fund Boards Specialist, Capital Research and Management Company
 Age: 47
-----------------------------------------------------------------------------------------------------------------------------------
 Sheryl F.           Assistant Treasurer           2003         Vice President - Fund Business Management Group, Capital Research
 Johnson                                                        and Management Company
 Age: 35
-----------------------------------------------------------------------------------------------------------------------------------





                 Capital World Growth and Income Fund - Page 12

* Company affiliated with Capital Research and Management Company.
1 Directors and officers of the fund serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlyinig investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                 Capital World Growth and Income Fund - Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2003


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 H. Frederick Christie       $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Merit E. Janow              $10,001 - $50,000           $10,001 - $50,000
-------------------------------------------------------------------------------
 Mary Myers Kauppila                None                   Over $100,000
-------------------------------------------------------------------------------
 Gail L. Neale                 Over $100,000               Over 100,000
-------------------------------------------------------------------------------
 Robert J. O'Neill                  None                       None
-------------------------------------------------------------------------------
 Donald E. Petersen                 None                       None
-------------------------------------------------------------------------------
 Stefanie Powers                    None                   Over $100,000
-------------------------------------------------------------------------------
 Steadman Upham              $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 Charles Wolf, Jr.             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Gina H. Despres               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.            Over $100,000               Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION - No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $16,000 to Directors who are not affiliated with the investment adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the investment adviser.


                 Capital World Growth and Income Fund - Page 14

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED NOVEMBER 30, 2003


                                                                                                             TOTAL COMPENSATION
                                                                              AGGREGATE COMPENSATION             (INCLUDING
                                                                              (INCLUDING VOLUNTARILY        VOLUNTARILY DEFERRED
                                                                             DEFERRED COMPENSATION/1/)        COMPENSATION/1/)
                                   NAME                                            FROM THE FUND         FROM ALL FUNDS MANAGED BY
--------------------------------------------------------------------------------------------------------    CAPITAL RESEARCH AND
                                                                                                                 MANAGEMENT
                                                                                                        COMPANY OR ITS AFFILIATES/2/
                                                                                                        ----------------------------
 H. Frederick Christie/3/                                                             $23,500                     $242,035
------------------------------------------------------------------------------------------------------------------------------------
 Merit E. Janow                                                                        23,500                       45,000
------------------------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila/3/                                                                23,500                      132,000
------------------------------------------------------------------------------------------------------------------------------------
 Gail L. Neale                                                                         22,500                       96,500
------------------------------------------------------------------------------------------------------------------------------------
 Robert J. O'Neill                                                                     23,500                       55,000
------------------------------------------------------------------------------------------------------------------------------------
 Donald E. Petersen/3/                                                                 23,000                       45,000
------------------------------------------------------------------------------------------------------------------------------------
 Stefanie Powers                                                                       20,000                       39,000
------------------------------------------------------------------------------------------------------------------------------------
 Steadman Upham/3/                                                                     24,000                       46,000
------------------------------------------------------------------------------------------------------------------------------------
 Charles Wolf, Jr.                                                                     23,500                       45,000
------------------------------------------------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Directors. Compensation for the fiscal year ended November 30, 2003 includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlyinig investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Directors is as follows: H. Frederick Christie ($144,823), Mary Myers Kauppila ($283,730), Donald E. Petersen ($80,374) and Steadman Upham ($53,450). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of January 1, 2004, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS - The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on November 4, 1992. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the fund's business and affairs are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


                 Capital World Growth and Income Fund - Page 15

Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The B, C, F and 529 share classes are described in more detail in the fund's retail prospectus and retail statement of additional information. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any Director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Directors, as though the fund were a common-law trust. Accordingly, the Directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.


COMMITTEES OF THE BOARD OF DIRECTORS - The fund has an Audit Committee comprised of H. Frederick Christie, Merit E. Janow, Mary Myers Kauppila, Robert J. O'Neill, Steadman Upham and Charles Wolf, Jr., none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Four Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of H. Frederick Christie, Merit E. Janow, Mary Myers Kauppila, Gail L. Neale, Robert J. O'Neill, Donald E. Petersen, Stefanie Powers, Steadman Upham and Charles Wolf, Jr., none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory


                 Capital World Growth and Income Fund - Page 16 and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of Gail L. Neale, Donald E. Petersen, Stefanie Powers and Steadman Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Two Nominating Committee meetings were held during the 2003 fiscal year.


The fund has a Proxy Committee comprised of H. Frederick Christie, Merit E. Janow, Mary Myers Kauppila, Gail L. Neale, Robert J. O'Neill, Donald E. Petersen, Stephanie Powers, Steadman Upham and Charles Wolf, Jr., none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's functions include reviewing procedures and policies for voting proxies of companies held in the fund's portfolio, monitoring certain contested proxy voting issues, and discussing related current issues. Two Proxy Committee meetings were held during the 2003 fiscal year.


PRINCIPAL FUND SHAREHOLDERS - The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on January 1, 2004:




                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class A        19.32%
 201 Progress Pkwy.
 Maryland Heights, MO  63043-3009
----------------------------------------------------------------------------
 CNA Trust Corp. TTEE                                Class R-1      29.55
 FBO Omnibus/Spectrum
 P.O. Box 5024
 Costa Mesa, CA  92628-5024
----------------------------------------------------------------------------
 CNA Trust Corp. TTEE                                Class R-1       9.47
 FBO IIAA 401K Plan
 P.O. Box 5024
 Costa Mesa, CA  92628-5024
----------------------------------------------------------------------------
 George W. Redder TTEE                               Class R-1       7.95
 George W. Redder PSRP & TR
 243 Wall St.
 Kingston, NY  12401-3837
----------------------------------------------------------------------------
 MLPF&S For the Sole Benefit of Its Customers        Class R-3      15.07
 4800 Deer Lake Dr. E., Fl. 2
 Jacksonville, FL  32246-6484
----------------------------------------------------------------------------
 Nationwide Trust Company FSB                        Class R-3       8.71
 c/o IPO Portfolio Accounting
 P.O. Box 182029
 Columbus, OH  43218-2029
----------------------------------------------------------------------------
 CB&T Trustee For                                    Class R-4       5.50
 Robert Talbot Inc. 401K Plan
 8515 E. Orchard Rd. #2T2
 Greenwood Vlg., CO  80111-5002
----------------------------------------------------------------------------
 BB&T TTEE                                           Class R-4       8.66
 BB&T CEB 401K
 434 Fayetteville Street Mall, Fl. 4
 Raleigh, NC  27601-1701
----------------------------------------------------------------------------
 Charles Schwab & Co. Inc.                           Class R-4      23.08
 101 Montgomery St.
 San Francisco, CA  94104-4122
----------------------------------------------------------------------------
 NFSC FEBO # 251-075485                              Class R-4       9.28
 Terrance/Stephen Dunn/LongTT Dunn
 401K Ret. & Tr.
 929 Holmes St.
 Kansas City, MO  64106-2639
----------------------------------------------------------------------------
 The Northern Trust TTEE                             Class R-5       6.36
 UBS Painewebber Savings Inv. Pl.
 P.O. Box 92994
 Chicago, IL  60675-2994
----------------------------------------------------------------------------
 Security Trust Company TTEE                         Class R-5       9.01
 FBO Dakotas Areawide IBEW-NECA
 Savings & Retirement Plan
 2390 E. Camelback Rd., Ste. 240
 Phoenix, AZ  85016
----------------------------------------------------------------------------
 CGTC Tr. Capital Group Master                       Class R-5      37.99
 c/o Capital Guardian Trust Co.
 333 South Hope St., Fl. 49
 Los Angeles, CA  90071-1406
----------------------------------------------------------------------------




                 Capital World Growth and Income Fund - Page 17

INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


                 Capital World Growth and Income Fund - Page 18

The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until November 30, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In considering the renewal of the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors.


At its most recent meeting, the Committee gave consideration to a wide variety of factors, including, among others, the fund's relatively favorable investment results, both on an absolute basis and relative to select indexes and to other mutual funds with similar investment objectives; the fact that the fund's advisory fees and overall expense ratios were among the lowest of its peer group; the various management and administrative services provided by the investment adviser; the financial results of the investment adviser; and the strength, reputation, quality and depth of experience of the investment adviser and its investment and administrative personnel. The Committee's action in recommending appoval of the Agreement reflects the Committee's determination that the advisory fees and other expenses paid by the fund are fair and that shareholders have received reasonable value in return for such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


                 Capital World Growth and Income Fund - Page 19

As compensation for its services, the investment adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.60% of the first $500 million of average net assets; 0.50% of such assets in excess of $500 million but not exceeding $1 billion; 0.46% of such assets in excess of $1 billion but not exceeding $1.5 billion; 0.43% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.41% of such assets in excess of $2.5 billion but not exceeding $4 billion; 0.40% of such assets in excess of $4 billion but not exceeding $6.5 billion; 0.395% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; 0.39% of such assets in excess of $10.5 billion but not exceeding $17 billion; and 0.385% of such assets in excess of $17 billion.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended November 30, 2003, 2002 and 2001, the investment adviser received from the fund advisory fees of $50,748,000, $44,829,000 and $45,794,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's R share classes will continue in effect until October 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, R-2, R-3 and R-4 shares, the investment adviser agreed to pay a portion of these fees. For the year ended November 30, 2003, the total fees paid by the investment adviser were $186,000.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between


                 Capital World Growth and Income Fund - Page 20 the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the 2003 fiscal period, administrative services fees, gross of any payments made by the investment adviser, were:

                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                     $  7,000
-----------------------------------------------------------------------------------------
                   CLASS R-2                                      284,000
-----------------------------------------------------------------------------------------
                   CLASS R-3                                      105,000
-----------------------------------------------------------------------------------------
                   CLASS R-4                                       16,000
-----------------------------------------------------------------------------------------
                   CLASS R-5                                       72,000
-----------------------------------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


                 Capital World Growth and Income Fund - Page 21

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2003            $9,959,000          $44,742,000
                                                 2002             4,733,000           21,525,000
                                                 2001             3,830,000           17,529,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: quality shareholder services; savings to the fund in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable


                 Capital World Growth and Income Fund - Page 22 for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $28,180,000                 $5,984,000
------------------------------------------------------------------------------
       CLASS R-1                     21,000                     10,000
------------------------------------------------------------------------------
       CLASS R-2                    207,000                     86,000
------------------------------------------------------------------------------
       CLASS R-3                    159,000                     68,000
------------------------------------------------------------------------------
       CLASS R-4                     21,000                     10,000
------------------------------------------------------------------------------


OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.

As of January 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

         1717 Capital Management Company
         A. G. Edwards & Sons, Inc.
         AIG/SunAmerica Group
         American General/Franklin Financial
         Ameritas/The Advisors Group
         AXA Advisors, LLC
         Baird/NMIS Group
         Cadaret, Grant & Co., Inc.
         Cambridge Investment Research, Inc.
         Capital Analysts, Inc.
         Commonwealth Financial Network
         Cuna Brokerage Services, Inc.
         Deutsche Bank Securities Inc.
         Edward Jones
         Ferris, Baker Watts, Inc.
         GE Independent Accountant Network
         Hefren-Tillotson, Inc.
         Hornor, Townsend & Kent, Inc.
         ING Advisors Network
         InterSecurities, Inc.
         Investacorp, Inc.
         Janney Montgomery Scott LLC
         Jefferson Pilot Securities Corporation
         JJB Hilliard/PNC Bank
         Legg Mason Wood Walker, Inc.
         Lincoln Financial Advisors Corporation
         Linsco/Private Ledger Corp.
         McDonald Investments/Society National Bank
         Merrill Lynch, Pierce, Fenner & Smith Inc.
         Metlife Enterprises
         MML Investors Services, Inc.
         Morgan Keegan & Company, Inc.
         NatCity Investment, Inc.
         National Planning Holdings
         NFP Securities, Inc.
         PacLife Group
         Park Avenue Securities LLC
         Princor/PPI
         ProEquities, Inc.
         Raymond James Group
         RBC Dain Rauscher Inc.
         Securian/C.R.I.
         Securities Service Network Inc.
         Signator Investors, Inc.
         Smith Barney
         Stifel, Nicolaus & Company, Inc.
         The O.N. Equity Sales Company
         UBS Financial Services Inc.
         US Bancorp Piper Jaffray Group
         Wachovia Group
         WS Griffith Securities, Inc.



                          TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with


                 Capital World Growth and Income Fund - Page 23 respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and


                 Capital World Growth and Income Fund - Page 24 the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents


                 Capital World Growth and Income Fund - Page 25 market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the


                 Capital World Growth and Income Fund - Page 26 fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.



                 Capital World Growth and Income Fund - Page 27

                 Capital World Growth and Income Fund - Page 28

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge.


The following investments are not subject to any initial sales charge if American Funds Service Company is notified:


     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     .Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


                 Capital World Growth and Income Fund - Page 29

     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

     . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Class A Sales Charge Reductions."

In addition, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales


                 Capital World Growth and Income Fund - Page 30 agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


                 Capital World Growth and Income Fund - Page 31

For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including holdings in Endowments (shares of which may be owned only by tax-exempt organizations) may be credited toward satisfying the Statement.



                 Capital World Growth and Income Fund - Page 32

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.



                 Capital World Growth and Income Fund - Page 33

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the current value of your investment in American Legacy Retirement Investment Plan. Direct purchases of American Funds money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above). No dealer commissions will be paid on rollovers to American Funds money market funds.


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules


                 Capital World Growth and Income Fund - Page 34 about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal


                 Capital World Growth and Income Fund - Page 35 restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


                 Capital World Growth and Income Fund - Page 36

SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS


The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.



Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $15,751,000, $16,408,000 and $18,877,000, respectively.


The fund is required to disclose information regarding investments in the securities of its "regular" investment dealers (or parent companies of its regular investment dealers) that derive more than 15% of their revenue from investment dealer, underwriter or investment adviser activities. A regular investment dealer is: (1) one of the 10 investment dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the 10 investment dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (3) one of the 10 investment dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the fund's most recent fiscal year, the fund held equity securities of A.B.N. AMRO Bank NV in the amount of $139,154,000, J.P. Morgan Chase & Co. in the amount of $136,543,000, Bank of America Corp. in the amount of $90,516,000, Wachovia Corp. in the amount of $33,123,000 and Deutsche Bank A.G. in the amount of $32,759,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities,


                 Capital World Growth and Income Fund - Page 37 the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $10,393,000 for Class A shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, CA 90071, currently serves as counsel for the fund, and for Directors who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by O'Melveny & Myers LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on November 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


CODES OF ETHICS - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. These codes include: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


                 Capital World Growth and Income Fund - Page 38

PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.


                 Capital World Growth and Income Fund - Page 39

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

  MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES - NOVEMBER 30, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $28.62
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $30.37



                 Capital World Growth and Income Fund - Page 40

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's").


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

AAA
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


AA
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


BAA
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


BA
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


CAA
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


CA
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                 Capital World Growth and Income Fund - Page 41

STANDARD & POOR'S

LONG-TERM ISSUE CREDIT RATINGS

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC

An obligation rated CC is currently highly vulnerable to nonpayment.


                 Capital World Growth and Income Fund - Page 42

C

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


                 Capital World Growth and Income Fund - Page 43




INVESTMENT PORTFOLIO  November 30, 2003


[begin pie chart]
                                                      PERCENT
                                                       OF NET
INDUSTRY DIVERSIFICATION                               ASSETS

Diversified Telecommunication Services                     7.12 %
Commercial Banks                                           7.02
Metals & Mining                                            6.03
Beverages & Tobacco                                        5.46
Pharmaceuticals                                            4.72
Bonds & notes                                              1.01
Other industries                                          55.40
Cash & equivalents                                        13.24

[end pie chart]


                                                                                                        Shares            Market
EQUITY SECURITIES (COMMON AND PREFERRED STOCKS AND CONVERTIBLE                                    or principal             value
  DEBENTURES) - 85.75%                                                                                 amount              (000)
DIVERSIFIED TELECOMMUNICATION SERVICES  -  7.12%
Portugal Telecom, SA (Portugal)                                                                     15,810,000     $     148,732
Telekom Austria AG (Austria) (1)                                                                     8,740,000           101,388
SBC Communications Inc. (USA)                                                                        3,800,000            88,464
Telecom Italia SpA, nonvoting (Italy) (1)                                                           45,870,596            87,679
TDC A/S (Denmark)                                                                                    2,352,568            78,861
Swisscom AG (Switzerland)                                                                              259,389            77,997
Telefonica, SA (Spain)                                                                               5,973,120            77,308
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                                1,996,600            66,067
Telefonos de Mexico, SA de CV 4.25% convertible debentures 2004                                $     9,220,000            10,626
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk,
 Class B (Indonesia)                                                                                96,837,500            70,065
BCE Inc. (Canada)                                                                                    2,907,166            64,726
Verizon Communications Inc. (USA)                                                                    1,750,000            57,347
Chunghwa Telecom Co., Ltd. (ADR) (Taiwan)                                                            3,400,000            49,946
Royal KPN NV (Netherlands) (1)                                                                       6,088,400            47,718
BT Group PLC (United Kingdom)                                                                       14,000,000            41,863
Deutsche Telekom AG (Germany) (1)                                                                      994,500            16,507
Deutsche Telekom International Finance BV 6.50% convertible bonds 2006                  Euro        12,000,000            16,257
France Telecom, SA (France) (1)                                                                        956,000            24,632
Telecom Corp. of New Zealand Ltd. (New Zealand)                                                      6,187,900            20,561
KT Corp. (South Korea)                                                                                 520,000            20,073
TELUS Corp., nonvoting (Canada)                                                                        764,945            13,686
Singapore Telecommunications Ltd. (Singapore)                                                        6,171,000             6,410
NTL Inc. (USA) (1)                                                                                      77,003             5,018
NTL Europe, Inc., Series A, 10.00% preferred 2023 (France)                                                 129                 1


COMMERCIAL BANKS  -  7.02%
DEPFA BANK PLC (Ireland)                                                                             1,461,107           167,569
Societe Generale (France)                                                                            2,090,000           167,311
ABN AMRO Holding NV (Netherlands)                                                                    6,324,440           139,154
Bank of America Corp. (USA)                                                                          1,200,000            90,516
HSBC Holdings PLC (United Kingdom)                                                                   4,562,063            69,170
HSBC Holdings PLC (Hong Kong)                                                                        1,372,282            21,027
Toronto-Dominion Bank (Canada)                                                                       2,544,700            80,362
Royal Bank of Scotland Group PLC (United Kingdom)                                                    2,205,000            61,590
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005,
 units (Japan)                                                                                   3,750,000,000            60,659
DnB Holding ASA (Norway)                                                                             7,600,000            45,921
Wachovia Corp. (USA)                                                                                   724,000            33,123
Bank of Nova Scotia (Canada)                                                                           600,000            29,655
Wells Fargo & Co. (USA)                                                                                500,000            28,665
Westpac Banking Corp. (Australia)                                                                    2,449,210            27,123
Royal Bank of Canada (Canada)                                                                          518,400            24,667
National Australia Bank Ltd. (Australia)                                                             1,000,000            20,932
FleetBoston Financial Corp. (USA)                                                                      500,000            20,300
Svenska Handelsbanken Group, Class A (Sweden)                                                        1,029,300            19,018
Bank of the Philippine Islands (Philippines)                                                        20,568,480            15,907
Bank Austria Creditanstalt (Austria) (1)                                                               350,000            15,897
Malayan Banking Bhd. (Malaysia)                                                                      5,235,300            13,777
HBOS PLC (United Kingdom)                                                                            1,070,000            13,443
Skandinaviska Enskilda Banken AB, Class A (Sweden)                                                     800,000            10,437


METALS & MINING  -  6.03%
Cia. Vale do Rio Doce, Class A, preferred nominative (Brazil)                                        3,938,800           152,953
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                       747,000            32,711
Freeport-McMoRan Copper & Gold Inc., Class B (USA)                                                   3,569,800           155,393
Barrick Gold Corp. (Canada)                                                                          6,090,000           136,355
Phelps Dodge Corp. (USA) (1)                                                                         1,500,000            95,520
Gold Fields Ltd. (South Africa)                                                                      6,500,000            89,937
Anglogold Ltd. (South Africa)                                                                        1,500,000            72,262
Impala Platinum Holdings Ltd. (South Africa)                                                           702,389            66,263
Newcrest Mining Ltd. (Australia)                                                                     6,000,000            55,588
Yanzhou Coal Mining Co. Ltd., Class H (China)                                                       50,800,000            41,209
POSCO (South Korea)                                                                                    333,000            39,616
Xstrata PLC (United Kingdom)                                                                         3,000,000            30,668
Alumina Ltd. (Australia)                                                                             7,143,900            30,507
Arcelor SA 3.875% convertible preferred 2005 (Luxembourg)                                              410,000            10,245


BEVERAGES & TOBACCO  -  5.46%
Altria Group, Inc. (USA)                                                                             5,766,500           299,858
Diageo PLC (United Kingdom)                                                                         10,800,000           134,754
Foster's Group Ltd. (Australia)                                                                     36,214,319           115,332
R.J. Reynolds Tobacco Holdings, Inc. (USA)                                                           1,900,000           104,880
Orkla AS (Norway)                                                                                    2,985,714            66,338
Imperial Tobacco Group PLC (United Kingdom)                                                          3,291,413            60,327
Swedish Match AB (Sweden)                                                                            5,500,550            49,541
Gallaher Group PLC (United Kingdom)                                                                  3,601,373            36,723
Coca-Cola HBC SA (Greece)                                                                              712,182            15,585
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                                    353,700            12,160
SABMiller PLC (South Africa)                                                                           850,716             8,499
UST Inc. (USA)                                                                                         200,000             7,198
Wolverhampton & Dudley Breweries, PLC (United Kingdom)                                                 251,493             3,242


PHARMACEUTICALS  -  4.72%
AstraZeneca PLC (Sweden)                                                                             4,467,000           205,600
AstraZeneca PLC  (United Kingdom)                                                                      325,000            14,761
Novo Nordisk A/S, Class B (Denmark)                                                                  2,644,800           101,444
Forest Laboratories, Inc. (USA) (1)                                                                  1,650,840            90,202
Sepracor Inc. (USA) (1)                                                                              1,500,000            37,170
Sepracor Inc. 5.75% convertible notes 2006                                                     $    30,000,000            28,987
Sepracor Inc. 5.75% convertible notes 2006 (2)                                                 $    10,000,000             9,662
Eli Lilly and Co. (USA)                                                                              1,050,000            71,988
Sanofi-Synthelabo (France)                                                                             944,000            63,918
Shionogi & Co., Ltd. (Japan)                                                                         3,841,000            63,526
Pfizer Inc (USA)                                                                                     1,035,000            34,724
Bristol-Myers Squibb Co. (USA)                                                                       1,140,000            30,039
Elan Corp., PLC (ADR) (Ireland) (1)                                                                  3,055,500            16,683
Elan Finance Corp. Ltd. 0% convertible notes 2018                                              $    12,000,000             7,305
Merck KGaA (Germany)                                                                                   378,221            14,831


OIL & GAS  -  4.64%
Shell Canada Ltd. (Canada)                                                                           3,418,100           145,639
Canadian Oil Sands Trust (Canada) (2)                                                                2,175,000            69,609
Canadian Oil Sands Trust                                                                             1,779,366            56,947
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                                        1,325,000            51,211
"Shell" Transport and Trading Co., PLC                                                               2,850,000            18,050
Royal Dutch Petroleum Co. (Netherlands)                                                                580,000            26,051
Royal Dutch Petroleum Co. (New York registered)                                                        460,000            20,654
Petro-Canada (Canada)                                                                                2,475,000           106,314
Norsk Hydro ASA (Norway)                                                                             1,461,100            83,676
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                               1,550,000            37,308
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                                       1,160,000            26,123
Husky Energy Inc. (Canada)                                                                           3,745,000            62,701
ENI SpA (Italy)                                                                                      1,500,000            25,567
Unocal Corp. (USA)                                                                                     540,000            17,161
Sunoco, Inc. (USA)                                                                                     325,000            15,603
Sasol Ltd. (South Africa)                                                                            1,100,000            14,008


FOOD PRODUCTS  -  3.79%
Koninklijke Numico NV, Class C (Netherlands) (1)                                                     8,080,000           205,281
Unilever NV (New York registered) (Netherlands)                                                      1,840,000           110,584
Unilever NV                                                                                          1,025,000            61,479
Nissin Food Products Co., Ltd. (Japan)                                                               5,520,000           131,321
Nestle SA (Switzerland)                                                                                390,000            90,708
Unilever PLC (United Kingdom)                                                                        2,100,000            18,251
Groupe Danone (France)                                                                                 104,500            16,280


INSURANCE  -  3.50%
PartnerRe Holdings Ltd. (polynational)                                                               1,875,000           104,475
Mitsui Sumitomo Insurance Co., Ltd. (Japan)                                                         12,064,000            90,012
Allstate Corp. (USA)                                                                                 1,700,000            68,646
Chubb Corp. (USA)                                                                                    1,027,000            67,217
XL Capital Ltd., Class A (USA)                                                                         655,000            49,256
Sompo Japan Insurance Inc. (Japan)                                                                   6,000,000            44,548
Berkshire Hathaway Inc., Class A (USA) (1)                                                                 444            37,185
AEGON NV (Netherlands)                                                                               1,832,000            24,436
Aioi Insurance Co. Ltd. (Japan)                                                                      5,561,000            18,841
Sun Life Financial Inc. (formerly Sun Life Financial Services of Canada Inc.)
 (Canada)                                                                                              726,480            17,698
NIPPONKOA Insurance Co., Ltd. (Japan)                                                                3,725,000            17,689
QBE Insurance Group Ltd. (Australia)                                                                 2,370,136            17,481
Millea Holdings, Inc. (Japan)                                                                            1,546            16,660
Travelers Property Casualty Corp. 4.50% convertible subordinated notes 2032(USA)                $      500,000            11,905


ELECTRIC UTILITIES  -  3.08%
Scottish Power PLC (United Kingdom)                                                                 24,740,000           153,066
Korea Electric Power Corp. (South Korea)                                                             6,364,240           134,221
E.ON AG (Germany)                                                                                    1,425,000            80,775
Southern Co. (USA)                                                                                   1,200,000            35,124
Korea Deposit Insurance Corp. 2.25% convertible debentures 2005 (South Korea)(2)               $    17,700,000            21,904
Dominion Resources, Inc. 9.50% PIES convertible preferred 2004 (USA)                                   365,400 units      20,079
American Electric Power Co., Inc. (USA)                                                                700,000            19,383
FPL Group, Inc. (USA)                                                                                  300,000            19,065
Consolidated Edison, Inc. (USA)                                                                        362,000            14,589
Ameren Corp. (USA)                                                                                     250,000            11,032
Xcel Energy Inc. (USA)                                                                                 206,200             3,444
DTE Energy Co. (USA)                                                                                    87,100             3,285


SPECIALTY RETAIL  -  2.64%
Lowe's Companies, Inc. (USA)                                                                         1,550,000            90,365
Yamada Denki Co., Ltd. (Japan)                                                                       2,470,000            73,310
Dixons Group PLC (United Kingdom)                                                                   30,882,596            72,548
Limited Brands, Inc. (USA)                                                                           3,176,900            56,930
Gap, Inc. (USA)                                                                                      1,100,000            23,650
Gap, Inc. 5.75% convertible notes 2009 (2)                                                     $    15,000,000            21,994
Kingfisher PLC (United Kingdom)                                                                      9,270,288            43,994
Kesa Electricals PLC (United Kingdom)                                                                9,105,010            38,391
CarMax, Inc. (USA) (1)                                                                                 650,000            21,404


REAL ESTATE  -  2.59%
Hang Lung Properties Ltd. (Hong Kong)                                                               46,000,000            56,861
Hongkong Land Holdings Ltd. (Hong Kong)                                                             35,858,900            56,298
Sun Hung Kai Properties Ltd. (Hong Kong)                                                             6,757,500            54,382
Hysan Development Co. Ltd. (Hong Kong)                                                              30,550,593            43,664
Hang Lung Group Ltd. (Hong Kong)                                                                    27,537,000            33,330
Nippon Building Fund, Inc. (Japan)                                                                       4,620            29,070
Developers Diversified Realty Corp. (USA)                                                              900,000            28,359
Japan Real Estate Investment Corp. (Japan)                                                               4,600            28,062
Plum Creek Timber Co., Inc. (USA)                                                                    1,027,500            27,362
Kerry Properties Ltd. (Hong Kong)                                                                   18,140,161            23,358
Kimco Realty Corp. (USA)                                                                               525,000            23,100
Unibail Holding (France)                                                                               232,700            20,636
SM Prime Holdings, Inc. (Philippines)                                                               52,885,000             6,183
Security Capital Global Realty (Luxembourg)  (1) (2) (3)                                               126,752             2,142
HKR International Ltd. (Hong Kong) (1)                                                               4,824,800             1,538


AUTOMOBILES  -  2.30%
Toyota Motor Corp. (Japan)                                                                           3,570,000           107,263
Fuji Heavy Industries Ltd. (Japan)                                                                  13,419,000            63,602
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
 2032 (USA)                                                                                          1,172,950            58,518
Suzuki Motor Corp. (Japan)                                                                           2,865,000            40,581
Honda Motor Co., Ltd. (Japan)                                                                          750,000            30,685
Bayerische Motoren Werke AG (Germany)                                                                  617,000            27,159
Hyundai Motor Co., nonvoting preferred, Series 2 (South Korea)                                       1,407,550            25,411
General Motors Corp. (USA)                                                                             375,000            16,042
Nissan Motor Co., Ltd. (Japan)                                                                       1,400,000            16,007


DIVERSIFIED FINANCIAL SERVICES  -  2.25%
ING Groep NV (Netherlands)                                                                           7,822,468           167,521
Fortis (Belgium)                                                                                     4,000,000            74,780
Investor AB, Class B (Sweden)                                                                        5,333,090            48,386
Wharf (Holdings) Ltd. (Hong Kong)                                                                   11,000,000            27,478
Swire Pacific Ltd., Class A (Hong Kong)                                                              4,500,000            26,654
Brascan Corp., Class A (Canada)                                                                        743,000            22,060
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)                                                    4,624,000             9,467


CHEMICALS  -  2.08%
Potash Corp. of Saskatchewan Inc. (Canada)                                                           1,110,000            90,065
Lyondell Chemical Co. (USA)                                                                          3,400,000            50,456
Formosa Chemicals & Fibre Corp. (Taiwan)                                                            31,750,000            48,416
Formosa Plastics Corp. (Taiwan)                                                                     31,750,000            47,020
Dow Chemical Co. (USA)                                                                               1,250,000            46,937
DSM NV (Netherlands)                                                                                   834,828            38,468
Nan Ya Plastics Corp. (Taiwan)                                                                      20,000,000            26,393


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.08%
Samsung SDI Co., Ltd. (South Korea)                                                                  1,015,000           103,020
Solectron Corp. (USA) (1)                                                                            6,750,000            39,488
Solectron Corp. 7.25% ACES convertible preferred 2004                                                  800,000            13,104
Solectron Corp. 0% LYON convertible notes 2020                                                 $    16,000,000             9,120
Flextronics International Ltd. (Singapore) (1)                                                       3,000,000            48,090
Hoya Corp. (Japan)                                                                                     430,000            37,699
Electrocomponents PLC (United Kingdom)                                                               5,000,000            29,472
Agilent Technologies, Inc. (USA) (1)                                                                   950,000            26,866
Orbotech Ltd. (Israel) (1)                                                                           1,035,500            24,386
Murata Manufacturing Co., Ltd. (Japan)                                                                 274,000            15,489
Kyoden Co., Ltd. (Japan)                                                                               200,000               970


WIRELESS TELECOMMUNICATION SERVICES  -  2.03%
Vodafone Group PLC (United Kingdom)                                                                 64,804,642           148,891
AT&T Wireless Services, Inc. (USA) (1)                                                              10,750,000            80,625
Sprint Corp. 7.125% convertible preferred 2004 (USA)                                                 3,800,000 units      22,990
Advanced Info Service PCL (Thailand)                                                                13,263,300            21,607
China Unicom Ltd. (China)                                                                           20,409,600            19,841
KDDI Corp. (Japan)                                                                                       3,000            15,644
America Movil SA de CV, Series L (ADR) (Mexico)                                                        600,000            15,384
Dobson Communications Corp., Class A (USA) (1) (2)                                                   1,287,280             7,595
Crown Castle International Corp. 6.25% convertible preferred 2012 (USA) (1)                            158,800             6,670
Crown Castle International Corp. (1)                                                                    10,919               136


THRIFTS & MORTGAGE FINANCE  -  1.75%
Housing Development Finance Corp. Ltd. (India)                                                      10,667,500           129,296
Housing Development Finance Corp. Ltd. (2)                                                             940,000            11,393
Washington Mutual, Inc. (USA)                                                                        2,000,000            91,620
Freddie Mac (USA)                                                                                      600,000            32,652
Fannie Mae (USA)                                                                                       400,000            28,000


PAPER & FOREST PRODUCTS  -  1.69%
Norske Skogindustrier ASA, Class A (Norway)                                                          3,075,000            59,077
Georgia-Pacific Corp., Georgia-Pacific Group (USA)                                                   1,998,300            54,534
UPM-Kymmene Corp. (Finland)                                                                          2,784,000            51,480
Stora Enso Oyj (ADR) (Finland)                                                                       1,086,300            14,470
Stora Enso Oyj, Class R                                                                              1,000,000            13,458
International Paper Co. (USA)                                                                          600,000            22,326
Holmen AB, Class B (Sweden)                                                                            620,000            21,515
M-real Oyj, Class B (Finland)                                                                        2,369,500            21,467
Sappi Ltd. (South Africa)                                                                            1,239,000            15,965
Aracruz Celulose SA, Class B, preferred nominative (ADR) (Brazil)                                      308,000             8,285

CAPITAL MARKETS  -  1.59%
J.P. Morgan Chase & Co. (USA)                                                                        3,861,500           136,543
Allied Capital Corp. (USA)                                                                           3,548,000            96,789
Deutsche Bank AG (Germany)                                                                             470,000            32,759

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.58%
Agere Systems Inc. 6.50% convertible notes 2009 (USA)                                          $    34,000,000            50,575
Agere Systems Inc., Class A (1)                                                                      6,465,156            22,887
ASML Holding NV (New York registered)(Netherlands) (1)                                               2,000,000            37,640
ASML Holding NV 5.50% convertible notes 2010                                            Euro        17,450,000            29,904
Samsung Electronics Co., Ltd. (South Korea)                                                             95,000            36,751
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                            19,368,720            36,068
KLA-Tencor Corp. (USA) (1)                                                                             300,000            17,583
Texas Instruments Inc. (USA)                                                                           558,500            16,621
Linear Technology Corp. (USA)                                                                          375,000            16,178


MEDIA  -  1.55%
Time Warner Inc. (formerly AOL Time Warner) (USA) (1)                                                7,360,000           119,821
John Fairfax Holdings Ltd. (Australia)                                                              14,420,104            36,322
Mediaset SpA (Italy)                                                                                 2,500,000            28,342
News Corp. Ltd., preferred (Australia)                                                               3,580,739            25,244
Viacom Inc., Class B, nonvoting (USA)                                                                  500,000            19,660
EMI Group PLC (United Kingdom)                                                                       3,550,000            10,371
Comcast Corp., Class A (USA) (1)                                                                       323,500            10,151
SCMP Group Ltd. (Hong Kong)                                                                         19,760,671             9,033
Antena 3 Television, SA (Spain) (1)                                                                     10,053               423
UnitedGlobalCom, Inc., Class A (USA) (1) (2) (3)                                                        20,092               131


HEALTH CARE PROVIDERS & SERVICES  -  1.27%
Fresenius Medical Care AG (Germany)                                                                    970,000            61,575
Fresenius Medical Care AG, preferred                                                                 1,300,000            59,824
CIGNA Corp. (USA)                                                                                      900,000            48,285
HCA Inc. (USA)                                                                                       1,030,000            43,167


HOTELS, RESTAURANTS & LEISURE  -  1.22%
Rank Group PLC (United Kingdom)                                                                     13,700,000            68,375
InterContinental Hotels Group PLC (United Kingdom)                                                   4,823,267            44,596
Harrah's Entertainment, Inc. (USA)                                                                     750,000            35,903
J D Wetherspoon PLC (United Kingdom)                                                                 6,159,424            28,615
Carnival Corp., units (USA)                                                                            700,000            24,633
Greene King PLC (United Kingdom)                                                                       104,799             1,509


MULTI-UTILITIES & UNREGULATED POWER  -  1.17%
National Grid Transco PLC (United Kingdom)                                                          13,745,000            92,965
National Grid Transco PLC (ADR)                                                                        439,725            15,030
Williams Companies, Inc. 9.00% FELINE PACS convertible preferred 2005 (USA)                           2,480,000 units     31,521
Williams Companies, Inc.                                                                             1,337,300            12,544
Duke Energy Corp. (USA)                                                                                986,700            17,800
Equitable Resources, Inc. (USA)                                                                        375,000            15,450
United Utilities PLC (United Kingdom)                                                                1,000,000             8,510
United Utilities PLC, Class A (1)                                                                      555,555             2,861


INDUSTRIAL CONGLOMERATES  -  1.17%
Tyco International Ltd. (USA)                                                                        5,500,000           126,225
General Electric Co. (USA)                                                                           1,900,000            54,473
Wesfarmers Ltd. (Australia)                                                                            770,000            15,717


COMPUTERS & PERIPHERALS  -  1.17%
Sun Microsystems, Inc. (USA) (1)                                                                    20,500,000            87,535
International Business Machines Corp. (USA)                                                            590,000            53,419
Hewlett-Packard Co. (USA)                                                                            1,812,500            39,313
Quanta Computer Inc. (Taiwan)                                                                        4,212,461             9,944
Dell Inc. (formerly Dell Computer Corp.) (USA) (1)                                                     150,000             5,175


GAS UTILITIES  -  0.97%
Gas Natural SDG, SA (Spain)                                                                          5,219,500           107,524
Enbridge Inc. (Canada)                                                                                 907,283            36,384
NiSource Inc.  (USA)                                                                                   900,000            18,675


FOOD & STAPLES RETAILING  -  0.94%
Koninklijke Ahold NV (Netherlands) (1)                                                               7,567,700            54,596
Koninklijke Ahold NV, rights, expire 2003 (1)                                                        7,567,700             7,074
Woolworths Ltd. (Australia)                                                                          5,590,676            45,888
Loblaw Companies Ltd. (Canada)                                                                         630,000            29,953
Albertson's, Inc. (USA)                                                                                600,000            12,768
Coles Myer Ltd. (Australia)                                                                          1,258,300             6,776


OFFICE ELECTRONICS  -  0.69%
Xerox Corp. (USA) (1)                                                                                6,500,000            79,170
Xerox Capital Trust II 7.50% convertible preferred 2021 (2)                                            500,000            35,875


HOUSEHOLD DURABLES  -  0.56%
Daito Trust Construction Co., Ltd. (Japan)                                                           2,813,900            79,406
Sony Corp. (Japan)                                                                                     435,400            15,110


AEROSPACE & DEFENSE  -  0.54%
Singapore Technologies Engineering Ltd. (Singapore)                                                 45,200,000            51,671
Raytheon Co. - RC Trust I 8.25% convertible preferred 2006 (USA)                                      380,000 units       19,494
BAE SYSTEMS PLC (United Kingdom)                                                                     6,471,800            19,408


OTHER  -  3.77%
Schneider SA (France)                                                                                1,023,000            63,015
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation
 certificates (Mexico)                                                                              23,396,100            58,172
QUALCOMM Inc. (USA)                                                                                  1,225,000            54,574
Target Corp. (USA)                                                                                   1,247,500            48,303
Infosys Technologies Ltd. (India)                                                                      371,378            40,013
Deutsche Lufthansa AG (Germany)                                                                      2,500,000            38,199
Capital One Financial Corp. 6.25% Upper DECS 2005  (USA)                                               600,000 units      27,822
Sonoco Products Co. (USA)                                                                            1,200,000            25,680
Li & Fung Ltd. (Hong Kong)                                                                          13,000,000            22,263
Brambles Industries Ltd. (Australia)                                                                 6,600,000            21,831
IHC Caland NV (Netherlands)                                                                            418,259            19,548
Uni-Charm Corp. (Japan)                                                                                398,000            19,009
Asahi Diamond Industrial Co., Ltd. (Japan) (4)                                                       3,950,000            18,722
Motorola, Inc. 7.00% convertible preferred 2004 (USA)                                                  400,000 units      17,244
Smurfit-Stone Container Corp. (USA) (1)                                                                974,200            15,938
TPG NV (Netherlands)                                                                                   716,400            15,454
Microsoft Corp. (USA)                                                                                  600,000            15,420
Vedior NV (Netherlands)                                                                                985,700            14,919
Qantas Airways Ltd. (Australia)                                                                      6,021,000            14,512
Volvo AB, Class B (Sweden)                                                                             497,450            14,396
Schlumberger Ltd. (USA)                                                                                300,000            14,076
Singapore Post Private Ltd. (Singapore)                                                             32,160,000            12,877
Brambles Industries PLC (United Kingdom)                                                             4,000,000            12,013
Fluor Corp. (USA)                                                                                      257,900             9,455
Corning Inc. 3.50% convertible debentures 2008 (USA)                                           $     7,000,000             9,205
Zhejiang Expressway Co. Ltd., Class H (China)                                                        9,039,300             5,558
Juniper Networks, Inc. 4.75% convertible subordinated notes 2007 (USA)                         $     2,593,000             2,697
TI Automotive Ltd., Class A (United Kingdom) (1) (3)                                                 1,068,000                 0


MISCELLANEOUS  -  2.79%
Other equity securities in initial period of acquisition                                                                 467,868


TOTAL EQUITY SECURITIES (cost: $11,337,489,000)                                                                       14,357,441



                                                                                                     Principal            Market
                                                                                                        amount             value
BONDS & notes - 1.01%                                                                                     (000)             (000

WIRELESS TELECOMMUNICATION SERVICES  -  0.28%
AT&T Wireless Services, Inc. 8.125% 2012                                                        $       40,750     $      46,598


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.16%
Solectron Corp. 9.625% 2009                                                                             15,000            16,650
Flextronics International Ltd. 6.50% 2013                                                               10,000            10,050


FOOD & STAPLES RETAILING  -  0.14%
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                   12,990            14,224
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                    9,065             9,156


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.11%
TeleWest PLC 11.00% 2007  (5)                                                                           31,493            18,502


MULTI-UTILITIES & UNREGULATED POWER  -  0.10%
El Paso Corp. 7.875% 2012                                                                               14,500            12,833
Southern Natural Gas Co. 8.00% 2032                                                                      3,615             3,669
Northwest Pipeline Corporation 8.125% 2010                                                                 500               556


AIRLINES  -  0.07%
British Airways PLC 8.75% 2016 (6)                                                      Pound            7,000            12,167


HEALTH CARE PROVIDERS & SERVICES  -  0.06%
HCA - The Healthcare Co. 8.75% 2010                                                             $        9,000            10,458


OIL & GAS  -  0.05%
Premcor Refining Group Inc. 7.50% 2015                                                                   8,000             8,240


ELECTRICAL EQUIPMENT  -  0.04%
Elektrim Finance BV 2.00% 2005 (3) (7)                                                  Euro             6,230             6,346


PAPER & FOREST PRODUCTS  -  0.00%
APP International Finance Co. BV 11.75% 2005 (5)                                                $        1,150               489



TOTAL BONDS & NOTES (cost: $154,866,000)                                                                                 169,938



                                                                                                     Principal            Market
                                                                                                        amount             value
SHORT-TERM SECURITIES - 12.83%                                                                            (000)             (000

CORPORATE SHORT-TERM NOTES  -  12.53%
BNP Paribas Finance Inc. 1.04%-1.07% due 12/15/2003-1/23/2004                                   $      100,000     $      99,906
Bank of Ireland 1.04%-1.09% due 12/22/2003-2/13/2004 (2)                                               100,000            99,871
Dexia Delaware LLC 1.04%-1.075% due 12/5/2003-2/23/2004                                                100,000            99,865
KfW International Finance Inc. 1.03%-1.07% due 12/9/2003-2/24/2004 (2)                                 100,000            99,854
Danske Corp. 1.05%-1.07% due 12/19/2003-2/24/2004                                                      100,000            99,831
Credit Lyonnais N.A. Inc. 1.04%-1.09% due 12/5/2003-2/23/2004                                          100,000            99,819
Toronto-Dominion Holdings USA Inc. 1.05%-1.08% due 12/18/2003-2/12/2004                                100,000            99,799
Westpac Trust Securities NZ Ltd. 1.06%-1.09% due 12/2/2003-2/13/2004                                   100,000            99,796
UBS Finance (Delaware) LLC 1.02%-1.08% due 12/1/2003-2/17/2004                                          93,200            93,085
Stadshypotek Delaware Inc. 1.05% due 12/1-12/3/2003 (2)                                                 33,400            33,398
Svenska Handelsbanken Inc. 1.08% due 1/26-2/6/2004                                                      50,000            49,904
Alcon Capital Corp 1.04%-1.07% due 12/4/2003-2/19/2004 (2)                                              80,000            79,867
TotalFinaElf Capital SA 1.02%-1.04% due 12/8-12/17/2003 (2)                                             75,000            74,969
Shell Finance (U.K.) PLC 1.03%-1.07% due 12/10/2003-2/5/2004                                            50,000            49,941
Shell Finance (U.K.) PLC 1.08% due 3/11/2004 (2)                                                        25,000            24,921
Societe Generale North America Inc. 1.04%-1.05% due 12/10/2003-1/13/2004                                65,000            64,942
Bank of Nova Scotia 1.06%-1.09% due 1/26-2/11/2004                                                      65,000            64,869
Rio Tinto PLC 1.02%-1.08% due 12/2/2003-1/14/2004 (2)                                                   60,000            59,966
ANZ (Delaware) Inc. 1.04% due 12/8-12/9/2003                                                            50,000            49,987
Rabobank Nederland NV 1.02%-1.05% due 12/3-12/16/2003                                                   50,000            49,983
BMW U.S. Capital Corp. 1.02% due 12/16-12/18/2003                                                       50,000            49,976
Barclays U.S. Funding Corp. 1.05%-1.055% due 12/2/2003-1/13/2004                                        50,000            49,956
Aventis S.A. 1.03%-1.07% due 12/4/2003-1/22/2004 (2)                                                    50,000            49,950
Spintab AB (Swedmortgage) 1.05%-1.085% due 12/11/2003-1/22/2004                                         50,000            49,946
American Honda Finance Corp. 1.02%-1.07% due 12/22/2003-1/27/2004                                       50,000            49,944
Edison Asset Securitization LLC 1.07%-1.09% due 1/7-1/23/2004 (2)                                       50,000            49,935
Royal Bank of Scotland PLC 1.08% due 1/16/2004                                                          50,000            49,928
ABN AMRO North America Finance Inc. 1.06%-1.08% due 1/14-2/3/2004                                       50,001            49,907
ING (U.S.) Funding LLC 1.08%-1.09% due 1/21-2/10/2004                                                   50,000            49,905
Allied Irish Banks N.A. Inc. 1.05%-1.055% due 12/19/2003                                                37,500            37,479
Royal Bank of Canada 1.05% due 12/5-12/19/2003                                                          25,000            24,992
HSBC USA Inc. 1.07% due 1/13/2004                                                                       25,000            24,966
Sony Capital Corp. 1.05%-1.06% due 12/17/2003 (2)                                                       20,000            19,990
Siemens Capital Corp. 1.05% due 1/5/2004                                                                16,500            16,482
Electricite de France 1.04% due 12/3/2003                                                               15,000            14,999
Telstra Corp. Ltd. 1.06% due 12/31/2003                                                                 15,000            14,986


CERTIFICATES OF DEPOSIT  -  0.30%
HBOS Treasury Services PLC 1.09%-1.12% due 1/28/2004                                                    50,000            49,999

TOTAL SHORT-TERM SECURITIES (cost: $2,147,982,000)                                                                     2,147,913


TOTAL INVESTMENT SECURITIES (cost: $13,640,337,000)                                                                   16,675,292

New Taiwanese Dollar (cost: $5,526,000)                                                             NT$182,768             5,360
Other assets less liabilities                                                                                             63,113

NET ASSETS                                                                                                           $16,743,765

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Directors.
(4) The fund owns 5.46% of the outstanding voting securities of Asahi Diamond Industrial Co., Ltd., and thus is considered an affiliate of this company under the Investment Company Act of 1940.
(5) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(6) Coupon rate may change periodically.
(7) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

ADR = American Depositary Receipts

See Notes to Financial Statements



EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE MAY 31, 2003:

Advanced Info Service
Agilent
Antena 3 Television
Aracruz Celulos
Bank Austria
Brascan
BT Group
Chunghwa Telecom
CIGNA
Coles Myer
Consolidated Edison
Daito Trust Construction
DEPFA BANK
Deutsche Bank
Diageo
DnB Holding
Dobson Communications
DTE Energy
EMI Group
Equitable Resources
Fannie Mae
Formosa Chemicals & Fibre
Formosa Plastics
Fortis
FPL Group
Harrah's Entertainment
InterContinental Hotels Group
John Fairfax Holdings
Koninklijke Ahold
Korea Electric Power
KT
Malayan Banking
Merck KGaA
Nan Ya Plastics
Potash Corp. of Saskatchewan
Quanta Computer
Rank Group
Royal Bank of Scotland Group
SABMiller
Singapore Post
Singapore Technologies Engineering
Svenska Handelsbanken
TDC
Toyota Motor
TPG
Uni-Charm
Vedior
Verizon Communications
Wells Fargo
Wesfarmers
Xcel Energy
Yamada Denki




EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE MAY 31, 2003:


ABB
Allied Irish Banks
AT&T
Australian Gas Light
BOC Group
British Airways
Chubb PLC
EULER & HERMES
Gencor
Great Eagle Holdings
Greek Organization of Football Prognostics
H.J. Heinz
Hang Seng Bank
Hays
Invensys
James Hardie Industries
KirchPayTV GmbH
Lloyds TSB Group
Mercury General
Munchener Ruckversicherungs-Gesellschaft
Nextel Communications
NICOR
Panafon
Pinnacle West Capital
Promina Group
Robert Half International
Siemens
Village Roadshow



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES            (dollars and shares in thousands,
at November 30, 2003                                   except per-share amounts)


ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $13,619,242)                                                       $16,656,570
  Affiliated issuers (cost: $21,095)                                                                  18,722            16,675,292
 Cash denominated in non-U.S. currencies                                                                                     5,360
  (cost: $5,526)
 Cash                                                                                                                           35
 Receivables for:
  Sales of investments                                                                                12,751
  Sales of fund's shares                                                                             107,372
  Dividends and interest                                                                              36,042
  Other                                                                                                  135               156,300
                                                                                                                        16,836,987
LIABILITIES:
 Payables for:
  Purchases of investments                                                                            65,042
  Repurchases of fund's shares                                                                         6,451
  Investment advisory services                                                                         5,413
  Services provided by affiliates                                                                      8,725
  Deferred Directors' compensation                                                                       548
  Other fees and expenses                                                                              7,043                93,222
NET ASSETS AT NOVEMBER 30, 2003                                                                                        $16,743,765

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                            $13,470,415
 Undistributed net investment income                                                                                        72,260
 Undistributed net realized gain                                                                                           172,399
 Net unrealized appreciation                                                                                             3,028,691
NET ASSETS AT NOVEMBER 30, 2003                                                                                        $16,743,765

TOTAL AUTHORIZED CAPITAL STOCK - 1,000,000 SHARES, $.01 PAR VALUE

                                                             Net assets      Shares outstanding         Net asset value per share(1)

Class A                                                     $14,703,266                 513,742                     $28.62
Class B                                                         536,616                  18,830                      28.50
Class C                                                         614,443                  21,612                      28.43
Class F                                                         469,821                  16,434                      28.59
Class 529-A                                                      92,452                   3,234                      28.59
Class 529-B                                                      17,654                     619                      28.51
Class 529-C                                                      29,227                   1,025                      28.50
Class 529-E                                                       5,072                     178                      28.56
Class 529-F                                                       1,493                      52                      28.59
Class R-1                                                         4,968                     174                      28.50
Class R-2                                                        57,338                   2,015                      28.45
Class R-3                                                        76,426                   2,679                      28.53
Class R-4                                                        24,667                     863                      28.60
Class R-5                                                       110,322                   3,853                      28.63

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $30.37 and $30.33, respectively.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended November 30, 2003                      (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $25,347; also includes
            $354 from affiliates)                                                                  $ 375,778
  Interest (net of non-U.S. withholding
            tax of $29)                                                                               52,206              $427,984

 Fees and expenses:
  Investment advisory services                                                                        50,748
  Distribution services                                                                               35,706
  Transfer agent services                                                                             10,752
  Administrative services                                                                              1,694
  Reports to shareholders                                                                                456
  Registration statement and prospectus                                                                  552
  Postage, stationery and supplies                                                                     1,284
  Directors' compensation                                                                                347
  Auditing and legal                                                                                     102
  Custodian                                                                                            3,355
  State and local taxes                                                                                  156
  Other                                                                                                  118
  Total expenses before reimbursement                                                                105,270
   Reimbursement of expenses                                                                             186               105,084
 Net investment income                                                                                                     322,900

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                                                                        240,790
  Non-U.S. currency transactions                                                                      (3,803)              236,987
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                      2,773,471
  Non-U.S. currency translations                                                                      (5,129)            2,768,342
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                                 3,005,329
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                        $3,328,229




STATEMENT OF CHANGES IN NET ASSETS                        (dollars in thousands)

                                                                                                  Year ended
                                                                                                 November 30
                                                                                                        2003                  2002
OPERATIONS:
 Net investment income                                                                              $322,900              $235,407
 Net realized gain on investments and
  non-U.S. currency transactions                                                                     236,987               280,535
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                                2,768,342            (1,005,895)
  Net increase (decrease) in net assets
   resulting from operations                                                                       3,328,229              (489,953)

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                           (272,642)             (214,996)

CAPITAL SHARE TRANSACTIONS                                                                         3,020,303               803,023

TOTAL INCREASE IN NET ASSETS                                                                       6,075,890                98,074

NET ASSETS:
 Beginning of year                                                                                10,667,875            10,569,801
 End of year (including
  undistributed
  net investment income: $72,260 and $21,501,
  respectively)                                                                                  $16,743,765           $10,667,875


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Capital World Growth and Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital growth while providing current income.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                within one year of
                                                purchase without an
                                                initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None            Declines from 5% to             Classes B and 529-B
                                                zero for redemptions            convert to classes A and
                                                within six years of             529-A, respectively, after
                                                purchase                        eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within          Class C converts to Class F
                                                one year of purchase            after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

         SECURITIES LENDING - The fund may lend portfolio securities from time to time in order to earn additional income; however, it does not currently intend to engage in an ongoing or regular securities lending program. When the fund lends securities, it receives collateral in an amount not less than 100% of the market value of the loaned securities throughout the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered on the next business day. If the borrower defaults on its obligation to return the securities loaned, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Income earned is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended November 30, 2003, there were no non-U.S. taxes paid on realized gains. As of November 30, 2003, non-U.S. taxes provided on unrealized gains were $6,661,000.


3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of November 30, 2003, the cost of investment securities and cash denominated in non-U.S. currencies, for federal income tax purposes was $13,783,141,000.

During the year ended November 30, 2003, the fund reclassified $501,000 from undistributed net realized gains to undistributed net investment income to align financial reporting with tax reporting.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income and currency gains                                                       $208,854
Undistributed short-term capital gains                                                                         45,235
Undistributed long-term capital gains                                                                         129,024
Gross unrealized appreciation on investment securities                                                      3,291,854
Gross unrealized depreciation on investment securities                                                      (394,343)

These numbers reflect the utilization of the remaining capital loss carryforward of $52,223,000.

Distributions paid to shareholders from net investment income were as follows (dollars in thousands):


                                                                                         Year ended November 30
Share class                                                                            2003                 2002(1)
Class A                                                                             $ 254,064            $ 208,278
Class B                                                                                 4,808                2,354
Class C                                                                                 4,321                1,551
Class F                                                                                 5,139                1,874
Class 529-A                                                                             1,080                  233
Class 529-B                                                                               138                   29
Class 529-C                                                                               225                   50
Class 529-E                                                                                49                    7
Class 529-F                                                                                16                   -*
Class R-1                                                                                  27                    1
Class R-2                                                                                 421                    8
Class R-3                                                                                 512                   10
Class R-4                                                                                 146                    1
Class R-5                                                                               1,696                  600
Total                                                                               $ 272,642            $ 214,996


* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.385% on such assets in excess of $17 billion. For the year ended November 30, 2003, the investment advisory services fee was $50,748,000, which was equivalent to an annualized rate of 0.415% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         SHARE CLASS                                       CURRENTLY APPROVED LIMITS            PLAN LIMITS
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of November 30, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended November 30, 2003, were as follows (dollars in thousands):


---------------------------------------------------------------------------------------------------------------
                                                                 Administrative services

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent        CRMC           Transfer agent      Commonwealth of
                    services         services      administrative         services             Virginia
                                                     services                               administrative
                                                                                               services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class A         $28,180          $10,393        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B           3,157             359         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C           2,988          Included            $448                 $97            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            622           Included             373                  67            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          71            Included              77                  8                  $ 52
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          101           Included              15                  6                   10
                                        in
                                  administrative
                                      services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          163           Included              25                  8                   16
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          14            Included              4                   -*                   3
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F           2            Included              1                   -*                  -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           21            Included              3                   4             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           207           Included              42                 242            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           159           Included              48                  57            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           21            Included              12                  4             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included              70                  2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $35,706          $10,752            $1,118               $495                 $81
---------------------------------------------------------------------------------------------------------------
* Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                              Reinvestments of
Share class                                                        Sales(1)                           dividends and distributions
                                                               Amount      Shares                         Amount           Shares
Year ended November 30, 2003
Class A                                                    $3,476,313     140,934                      $ 237,800           10,000
Class B                                                       259,243      10,380                          4,639              194
Class C                                                       418,374      16,667                          4,056              169
Class F                                                       433,428      17,892                          4,586              190
Class 529-A                                                    50,028       2,023                          1,080               45
Class 529-B                                                     9,652         396                            138                6
Class 529-C                                                    16,305         665                            225                9
Class 529-E                                                     3,123         128                             49                2
Class 529-F                                                     1,100          46                             16                1
Class R-1                                                       4,397         180                             27                1
Class R-2                                                      49,218       2,044                            421               17
Class R-3                                                      69,964       2,827                            511               21
Class R-4                                                      24,692         964                            145                6
Class R-5                                                      41,012       1,628                          1,282               53
Total net increase
   (decrease)                                              $4,856,849     196,774                      $ 254,975           10,714

Year ended November 30, 2002(2)
Class A                                                    $2,122,788      90,372                      $ 194,311            8,192
Class B                                                       130,869       5,543                          2,266               97
Class C                                                       198,372       8,536                          1,464               63
Class F                                                       202,758       8,645                          1,659               71
Class 529-A                                                    29,154       1,224                            233               10
Class 529-B                                                     5,290         225                             29                1
Class 529-C                                                     8,700         366                             50                2
Class 529-E                                                     1,210          52                              7               -*
Class 529-F                                                       127           6                             -*               -*
Class R-1                                                         182           8                              1               -*
Class R-2                                                       5,622         261                              8                1
Class R-3                                                       5,069         233                             10                1
Class R-4                                                       1,571          72                              1               -*
Class R-5                                                      60,666       2,447                            493               22
Total net increase
   (decrease)                                              $2,772,378     117,990                      $ 200,532            8,460





Share class                                                       Repurchases(1)                         Net increase (decrease)
                                                              Amount        Shares                       Amount            Shares
Year ended November 30, 2003
Class A                                                 $ (1,776,963)      (76,452)                  $ 1,937,150           74,482
Class B                                                      (32,120)       (1,375)                      231,762            9,199
Class C                                                      (71,149)       (3,097)                      351,281           13,739
Class F                                                     (185,371)       (8,093)                      252,643            9,989
Class 529-A                                                   (1,204)          (51)                       49,904            2,017
Class 529-B                                                     (166)           (7)                        9,624              395
Class 529-C                                                     (336)          (14)                       16,194              660
Class 529-E                                                      (92)           (4)                        3,080              126
Class 529-F                                                       -*            (1)                        1,116               46
Class R-1                                                       (341)          (13)                        4,083              168
Class R-2                                                     (6,714)         (281)                       42,925            1,780
Class R-3                                                     (9,216)         (382)                       61,259            2,466
Class R-4                                                     (4,158)         (175)                       20,679              795
Class R-5                                                     (3,691)         (152)                       38,603            1,529
Total net increase
   (decrease)                                           $ (2,091,521)      (90,097)                  $ 3,020,303          117,391

Year ended November 30, 2002(2)
Class A                                                 $ (1,976,245)      (85,210)                    $ 340,854           13,354
Class B                                                      (27,646)       (1,229)                      105,489            4,411
Class C                                                      (62,951)       (2,813)                      136,885            5,786
Class F                                                      (98,126)       (4,212)                      106,291            4,504
Class 529-A                                                     (375)          (17)                       29,012            1,217
Class 529-B                                                      (40)           (2)                        5,279              224
Class 529-C                                                      (81)           (3)                        8,669              365
Class 529-E                                                      (13)           (1)                        1,204               51
Class 529-F                                                        -             -                           127                6
Class R-1                                                        (31)           (2)                          152                6
Class R-2                                                       (543)          (26)                        5,087              236
Class R-3                                                       (449)          (21)                        4,630              213
Class R-4                                                        (88)           (4)                        1,484               68
Class R-5                                                     (3,299)         (145)                       57,860            2,324
Total net increase
   (decrease)                                           $ (2,169,887)      (93,685)                    $ 803,023           32,765



* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of November 30, 2003, the total value of restricted securities was $773,026,000, which represented 4.62% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,985,435,000 and $2,954,681,000, respectively, during the year ended November 30, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended November 30, 2003, the custodian fee of $3,355,000 includes $18,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                                                                    Income (loss) from
                                                                                                 investment operations(2)

                                                                                                              Net
                                                                    Net asset                        gains(losses)
                                                                       value,              Net       on securities       Total from
                                                                    beginning       investment      (both realized       investment
                                                                    of period           income     and unrealized)       operations
Class A:
 Year ended 11/30/2003                                                 $22.80             $.65              $5.73           $6.38
 Year ended 11/30/2002                                                  24.29              .52              (1.53)          (1.01)
 Year ended 11/30/2001                                                  28.29              .53               (.90)           (.37)
 Year ended 11/30/2000                                                  29.03              .62               1.20            1.82
 Year ended 11/30/1999                                                  27.15              .48               4.17            4.65
Class B:
 Year ended 11/30/2003                                                  22.72              .45               5.72            6.17
 Year ended 11/30/2002                                                  24.21              .27              (1.45)          (1.18)
 Year ended 11/30/2001                                                  28.21              .31               (.87)           (.56)
 Period from 3/15/2000 to 11/30/2000                                    29.57              .32              (1.41)          (1.09)
Class C:
 Year ended 11/30/2003                                                  22.68              .42               5.71            6.13
 Year ended 11/30/2002                                                  24.18              .20              (1.40)          (1.20)
 Period from 3/15/2001 to 11/30/2001                                    25.35              .12              (1.15)          (1.03)
Class F:
 Year ended 11/30/2003                                                  22.78              .61               5.75            6.36
 Year ended 11/30/2002                                                  24.27              .31              (1.34)          (1.03)
 Period from 3/15/2001 to 11/30/2001                                    25.40              .27              (1.15)           (.88)
Class 529-A:
 Year ended 11/30/2003                                                  22.78              .63               5.73            6.36
 Period from 2/15/2002 to 11/30/2002                                    24.29              .36              (1.47)          (1.11)
Class 529-B:
 Year ended 11/30/2003                                                  22.74              .40               5.73            6.13
 Period from 2/21/2002 to 11/30/2002                                    23.96              .23              (1.13)           (.90)
Class 529-C:
 Year ended 11/30/2003                                                  22.74              .41               5.71            6.12
 Period from 2/22/2002 to 11/30/2002                                    23.98              .23              (1.15)           (.92)
Class 529-E:
 Year ended 11/30/2003                                                  22.77              .54               5.73            6.27
 Period from 3/4/2002 to 11/30/2002                                     25.12              .31              (2.28)          (1.97)
Class 529-F:
 Year ended 11/30/2003                                                  22.80              .61               5.72            6.33
 Period from 9/17/2002 to 11/30/2002                                    21.79              .08               1.07            1.15
Class R-1:
 Year ended 11/30/2003                                                  22.75              .38               5.77            6.15
 Period from 6/7/2002 to 11/30/2002                                     25.08              .14              (2.37)          (2.23)
Class R-2:
 Year ended 11/30/2003                                                  22.73              .43               5.71            6.14
 Period from 6/7/2002 to 11/30/2002                                     25.08              .13              (2.35)          (2.22)
Class R-3:
 Year ended 11/30/2003                                                  22.77              .50               5.75            6.25
 Period from 6/6/2002 to 11/30/2002                                     25.42              .17              (2.52)          (2.35)
Class R-4:
 Year ended 11/30/2003                                                  22.81              .55               5.80            6.35
 Period from 6/27/2002 to 11/30/2002                                    23.78              .20              (1.02)           (.82)
Class R-5:
 Year ended 11/30/2003                                                  22.81              .70               5.74            6.44
 Period from 5/15/2002 to 11/30/2002                                    26.11              .30              (3.27)          (2.97)



                                                                             Dividends  and distributions

                                                                    Dividends
                                                                    (from net     Distributions                          Net asset
                                                                   investment     (from capital               Total     value, end
                                                                       income)           gains)       distributions      of period
Class A:
 Year ended 11/30/2003                                                  $(.56)            $ -               $(.56)         $28.62
 Year ended 11/30/2002                                                   (.48)              -                (.48)          22.80
 Year ended 11/30/2001                                                   (.50)          (3.13)              (3.63)          24.29
 Year ended 11/30/2000                                                   (.58)          (1.98)              (2.56)          28.29
 Year ended 11/30/1999                                                   (.48)          (2.29)              (2.77)          29.03
Class B:
 Year ended 11/30/2003                                                   (.39)              -                (.39)          28.50
 Year ended 11/30/2002                                                   (.31)              -                (.31)          22.72
 Year ended 11/30/2001                                                   (.31)          (3.13)              (3.44)          24.21
 Period from 3/15/2000 to 11/30/2000                                     (.27)              -                (.27)          28.21
Class C:
 Year ended 11/30/2003                                                   (.38)              -                (.38)          28.43
 Year ended 11/30/2002                                                   (.30)              -                (.30)          22.68
 Period from 3/15/2001 to 11/30/2001                                     (.14)              -                (.14)          24.18
Class F:
 Year ended 11/30/2003                                                   (.55)              -                (.55)          28.59
 Year ended 11/30/2002                                                   (.46)              -                (.46)          22.78
 Period from 3/15/2001 to 11/30/2001                                     (.25)              -                (.25)          24.27
Class 529-A:
 Year ended 11/30/2003                                                   (.55)              -                (.55)          28.59
 Period from 2/15/2002 to 11/30/2002                                     (.40)              -                (.40)          22.78
Class 529-B:
 Year ended 11/30/2003                                                   (.36)              -                (.36)          28.51
 Period from 2/21/2002 to 11/30/2002                                     (.32)              -                (.32)          22.74
Class 529-C:
 Year ended 11/30/2003                                                   (.36)              -                (.36)          28.50
 Period from 2/22/2002 to 11/30/2002                                     (.32)              -                (.32)          22.74
Class 529-E:
 Year ended 11/30/2003                                                   (.48)              -                (.48)          28.56
 Period from 3/4/2002 to 11/30/2002                                      (.38)              -                (.38)          22.77
Class 529-F:
 Year ended 11/30/2003                                                   (.54)              -                (.54)          28.59
 Period from 9/17/2002 to 11/30/2002                                     (.14)              -                (.14)          22.80
Class R-1:
 Year ended 11/30/2003                                                   (.40)              -                (.40)          28.50
 Period from 6/7/2002 to 11/30/2002                                      (.10)              -                (.10)          22.75
Class R-2:
 Year ended 11/30/2003                                                   (.42)              -                (.42)          28.45
 Period from 6/7/2002 to 11/30/2002                                      (.13)              -                (.13)          22.73
Class R-3:
 Year ended 11/30/2003                                                   (.49)              -                (.49)          28.53
 Period from 6/6/2002 to 11/30/2002                                      (.30)              -                (.30)          22.77
Class R-4:
 Year ended 11/30/2003                                                   (.56)              -                (.56)          28.60
 Period from 6/27/2002 to 11/30/2002                                     (.15)              -                (.15)          22.81
Class R-5:
 Year ended 11/30/2003                                                   (.62)              -                (.62)          28.63
 Period from 5/15/2002 to 11/30/2002                                     (.33)              -                (.33)          22.81



                                                                                                            Ratio of      Ratio of
                                                                                    Net asset,              expenses    net income
                                                                          Total  end of period            to average    to average
                                                                      return(3)  (in millions)            net assets    net assets
Class A:
 Year ended 11/30/2003                                                  28.52%        $14,703                 .81%          2.70%
 Year ended 11/30/2002                                                  (4.22)         10,016                 .82           2.22
 Year ended 11/30/2001                                                  (1.81)         10,346                 .78           2.05
 Year ended 11/30/2000                                                   6.37          10,716                 .79           2.08
 Year ended 11/30/1999                                                  19.08          10,022                 .79           1.93
Class B:
 Year ended 11/30/2003                                                  27.52             537                1.58           1.85
 Year ended 11/30/2002                                                  (4.93)            219                1.59           1.47
 Year ended 11/30/2001                                                  (2.57)            126                1.56           1.21
 Period from 3/15/2000 to 11/30/2000                                    (3.73)             55                1.55 (5)       1.45 (5)
Class C:
 Year ended 11/30/2003                                                  27.40             615                1.65           1.71
 Year ended 11/30/2002                                                  (4.95)            179                1.65           1.43
 Period from 3/15/2001 to 11/30/2001                                    (4.08)             50                1.78 (5)        .73 (5)
Class F:
 Year ended 11/30/2003                                                  28.43             470                 .89           2.49
 Year ended 11/30/2002                                                  (4.29)            147                 .91           2.17
 Period from 3/15/2001 to 11/30/2001                                    (3.45)             47                 .92 (5)       1.55 (5)
Class 529-A:
 Year ended 11/30/2003                                                  28.43              93                 .87           2.55
 Period from 2/15/2002 to 11/30/2002                                    (4.61)             28                1.03 (5)       2.08 (5)
Class 529-B:
 Year ended 11/30/2003                                                  27.28              18                1.78           1.64
 Period from 2/21/2002 to 11/30/2002                                    (3.82)              5                1.79 (5)       1.31 (5)
Class 529-C:
 Year ended 11/30/2003                                                  27.25              29                1.76           1.66
 Period from 2/22/2002 to 11/30/2002                                    (3.90)              8                1.77 (5)       1.33 (5)
Class 529-E:
 Year ended 11/30/2003                                                  27.97               5                1.23           2.17
 Period from 3/4/2002 to 11/30/2002                                     (7.88)              1                1.23 (5)       1.85 (5)
Class 529-F:
 Year ended 11/30/2003                                                  28.31               1                 .98           2.48
 Period from 9/17/2002 to 11/30/2002                                     5.33               - (4)             .20            .39
Class R-1:
 Year ended 11/30/2003                                                  27.43               5                1.66 (6)       1.48
 Period from 6/7/2002 to 11/30/2002                                     (8.85)              - (4)             .80 (6)        .66
Class R-2:
 Year ended 11/30/2003                                                  27.44              57                1.62 (6)       1.72
 Period from 6/7/2002 to 11/30/2002                                     (8.80)              5                 .79 (6)        .61
Class R-3:
 Year ended 11/30/2003                                                  27.90              76                1.24 (6)       1.98
 Period from 6/6/2002 to 11/30/2002                                     (9.25)              5                 .60 (6)        .80
Class R-4:
 Year ended 11/30/2003                                                  28.36              25                 .89 (6)       2.18
 Period from 6/27/2002 to 11/30/2002                                    (3.42)              2                 .38 (6)        .92
Class R-5:
 Year ended 11/30/2003                                                  28.82             110                 .56           2.88
 Period from 5/15/2002 to 11/30/2002                                   (11.37)             53                 .56 (5)       2.48 (5)



                                                                               Year ended November 30

                                                               2003          2002       2001         2000        1999

Portfolio turnover rate for all classes of shares               27%           32%        45%          41%         34%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Amount less than 1 million.
(5) Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services.
    Had CRMC not paid such fees, expense ratios would have been 1.78%, 2.23%, 1.29% and .90% for classes R-1, R-2, R-3 and R-4, respectively, during the year ended November 30, 2003, and 1.41%, .93%, .69% and .46% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended November 30, 2002.


REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF CAPITAL WORLD GROWTH AND
   INCOME FUND, INC.:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Capital World Growth and Income Fund, Inc. (the "Fund") at November 30, 2003, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSE COOPERS, LLP


Los Angeles, California
December 23, 2003



TAX INFORMATION (UNAUDITED)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

The fund makes an election under the Internal Revenue Code Section 853 to pass through certain non-U.S. taxes paid by the fund to its shareholders as a foreign tax credit. The amount of foreign tax credit passed through to shareholders for the fiscal year ended November 30, 2003 is $24,236,000. Foreign source income earned by the fund for the fiscal year ended November 30, 2003 was $308,424,000. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their discretion. Generally, it is more advantageous to claim a credit than to take a deduction.

As a result of recent tax legislation, individual shareholders are now eligible for reduced tax rates on qualified dividend income received during 2003. For purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the fund from net investment income from January 1 through the end of the fund's fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 25.25% of the dividends paid by the fund from net investment income represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.